UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	1/31/2010

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Global Absolute Return Fund
Dreyfus Total Return Advantage Fund
Global Alpha Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Absolute Return Fund
January 31, 2010 (Unaudited)

	Principal
Short-Term Investments--79.3%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.01%, 3/11/10	505,000 [a]	504,992
0.03%, 2/25/10	600,000	599,989
0.04%, 2/18/10	2,590,000	2,589,946
0.05%, 4/22/10	3,638,000	3,637,516
0.06%, 3/25/10	1,500,000	1,499,860
0.06%, 4/29/10	1,030,000	1,029,838
Total Short-Term Investments
(cost $9,862,249)		9,862,141

Other Investment--20.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,492,000)	2,492,000 [b]	2,492,000
Total Investments (cost $12,354,249)	99.3%	12,354,141
Cash and Receivables (Net)	.7%	88,013
Net Assets	100.0%	12,442,154

a	Held by a broker as collateral for open financial futures positions.
b	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $12,354,249. Net unrealized depreciation on investments was $108 of which $108 related to depreciated investment securities.

100-842-42

STATEMENT OF FINANCIAL FUTURES
January 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2010 ($)
Financial Futures Long
British Long Gilt	11	2,038,682	March 2010	(2,715)
CAC 40 10 Euro	30	1,558,899	February 2010	(112,957)
Dax Index	2	389,707	March 2010	(14,140)
FTSE 100 Index	13	1,072,501	March 2010	(19,617)
U.S. Treasury 10 Year Notes	21	2,481,281	March 2010	28,722
Financial Futures Short
S & P 500 Emini	25	(1,338,000)	March 2010	33,006
Japanese 10 Year Bond	41	(6,308,632)	March 2010	(2,962)
TOPIX Index	10	(986,708)	March 2010	(2,118)

Gross Unrealized Appreciation				61,728
Gross Unrealized Depreciation				(154,509)

100-842-42

100-842-42

At January 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation
Foreign Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 1/31/2010($)
Purchases:
Australian Dollar,
Expiring 3/17/2010	2,958,359	2,659,343	2,603,836	(55,507)
Australian Dollar,
Expiring 3/17/2010	165,000	148,091	145,227	(2,864)
Australian Dollar,
Expiring 3/17/2010	135,000	121,568	118,822	(2,746)
Australian Dollar,
Expiring 3/17/2010	77,000	68,634	67,772	(862)
Australian Dollar,
Expiring 3/17/2010	308,000	274,538	271,090	(3,448)
British Pound,
Expiring 3/17/2010	65,556	106,693	104,755	(1,938)
British Pound,
Expiring 3/17/2010	326,400	529,839	521,568	(8,271)
Japanese Yen,
Expiring 3/17/2010	54,063,928	603,412	599,047	(4,365)
Japanese Yen,
Expiring 3/17/2010	48,476,901	548,788	537,141	(11,647)
Japanese Yen,
Expiring 3/17/2010	37,322,925	424,719	413,551	(11,168)
Japanese Yen,
Expiring 3/17/2010	4,542,900	49,954	50,337	383
Japanese Yen,
Expiring 3/17/2010	10,600,100	116,559	117,453	894
Japanese Yen,
Expiring 3/17/2010	49,923,000	553,531	553,164	(367)

Sales:		Proceeds ($)
Canadian Dollar,
Expiring 3/17/2010	104,552	99,063	97,775	1,288
Canadian Dollar,
Expiring 3/17/2010	73,000	68,402	68,268	134
Canadian Dollar,
Expiring 3/17/2010	96,300	92,731	90,058	2,673
Canadian Dollar,

100-842-42

Expiring 3/17/2010	224,700	216,372	210,135	6,237
Canadian Dollar,
Expiring 3/17/2010	201,600	195,136	188,532	6,604
Canadian Dollar,
Expiring 3/17/2010	50,400	48,784	47,133	1,651
Canadian Dollar,
Expiring 3/17/2010	150,400	143,509	140,651	2,858
Canadian Dollar,
Expiring 3/17/2010	37,600	35,877	35,163	714
Canadian Dollar,
Expiring 3/17/2010	392,000	370,374	366,590	3,784
Euro,
Expiring 3/17/2010	151,905	217,164	210,592	6,572
Euro,
Expiring 3/17/2010	101,150	145,444	140,228	5,216
Euro,
Expiring 3/17/2010	17,850	25,666	24,746	920
Euro,
Expiring 3/17/2010	474,600	688,292	657,957	30,335
Euro,
Expiring 3/17/2010	203,400	294,982	281,981	13,001
Euro,
Expiring 3/17/2010	51,800	72,993	71,812	1,181
Euro,
Expiring 3/17/2010	207,200	291,973	287,250	4,723
Euro,
Expiring 3/17/2010	472,000	667,606	654,352	13,254
Swiss Franc,
Expiring 3/17/2010	108,800	103,788	102,599	1,189
Swiss Franc,
Expiring 3/17/2010	316,045	301,486	298,033	3,453

Gross Unrealized Appreciation				107,064
Gross Unrealized Depreciation				(103,183)

100-842-42 1-31-2010

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs		Total
Investments in Securities:
U.S. Treasury	-	9,862,141		-	9,862,141
Mutual Funds	2,492,000	-		-	2,492,000
Other Financial Instruments++	61,728	107,064		-	168,792
Liabilities ($)
Other Financial Instruments++	(154,509)	(103,183)		-	(257,692)
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk and including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Total Return Advantage Fund
January 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--93.1%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.1%
Northrop Grumman Systems,
Gtd. Notes	7.13	2/15/11	20,000	21,119
United Technologies,
Sr. Unscd. Notes	6.13	7/15/38	35,000	38,314
				59,433
Agriculture--.6%
Altria Group,
Gtd. Notes	9.95	11/10/38	50,000	66,324
Altria Group,
Gtd. Notes	10.20	2/6/39	110,000	148,491
Reynolds American,
Gtd. Notes	7.63	6/1/16	75,000	84,790
UST,
Sr. Unscd. Notes	6.63	7/15/12	25,000	27,371
				326,976
Asset - Backed Certificates--1.6%
CNH Equipment Trust,
Ser. 2007-B, Cl. A3B	0.83	10/17/11	249,142 a	249,252
SLM Student Loan Trust,
Ser. 2007-2, Cl. A2	0.25	7/25/17	306,000 a	303,942
SLM Student Loan Trust,
Ser. 2003-7, Cl. A4	0.45	3/15/19	399,359 a	398,992
				952,186
Asset-Backed Ctfs./Auto Receivables--.9%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A4A	5.55	4/7/14	50,000	52,512
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A4A	5.56	6/6/14	65,000	67,871
Chase Manhattan Auto Owner Trust,
Ser. 2006-B, Cl. A4	5.11	4/15/14	75,539	77,197

Honda Auto Receivables Owner
Trust, Ser. 2006-2, Cl. A4	5.28	1/23/12	56,281	56,819
Nissan Auto Receivables Owner
Trust, Ser. 2007-B, Cl. A4	5.16	3/17/14	250,000	262,126
				516,525
Asset-Backed Ctfs./Credit Cards--5.7%
American Express Credit Account
Master Trust, Ser. 2005-5,
Cl. A	0.27	2/15/13	200,000 a	199,870
Bank of America Credit Card Trust,
Ser. 2006-A9, Cl. A9	0.24	2/15/13	750,000 a	748,601
Bank One Issuance Trust,
Ser. 2004-A7, Cl. A7	0.35	5/15/14	226,000 a	225,579
Capital One Multi-Asset Execution
Trust, Ser. 2004-A7, Cl. A7	0.42	6/16/14	761,000 a	757,043
Capital One Multi-Asset Execution
Trust, Ser. 2006-A10, Cl. A10	5.15	6/16/14	80,000	84,993
Chase Issuance Trust,
Ser. 2005-A13, Cl. A13	0.27	2/15/13	300,000 a	299,601
Chase Issuance Trust,
Ser. 2006-A1, Cl. A	0.27	4/15/13	250,000 a	249,571
Chase Issuance Trust,
Ser. 2007-A10, Cl. A10	0.27	6/16/14	114,000 a	113,371
Chase Issuance Trust,
Ser. 2005-A10, Cl. A10	4.65	12/17/12	100,000	102,932
Discover Card Master Trust I,
Ser. 2006-2, Cl. A2	0.26	1/16/14	318,000 a	316,392
MBNA Credit Card Master Note
Trust, Ser. 2002-A3, Cl. A3	0.47	9/15/14	200,000 a	198,859
				3,296,812
Asset-Backed Ctfs./Home Equity Loans--.1%
Residential Asset Mortgage
Products, Ser. 2003-RZ4, Cl. A7	4.79	6/25/33	70,149 a	67,069
Automotive--.4%
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	70,000	87,256
Johnson Controls,

Sr. Unscd. Notes	5.50	1/15/16	100,000	104,454
				191,710
Banks--5.0%
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	40,000	40,442
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	40,000	40,858
Bank of Tokyo-Mitsubishi,
Sr. Sub. Notes	8.40	4/15/10	15,000	15,184
Bank One,
Sub. Notes	7.88	8/1/10	100,000	103,648
Citigroup,
Sub. Notes	5.00	9/15/14	30,000	29,392
Citigroup,
Sr. Unscd. Notes	5.13	5/5/14	50,000	50,652
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	150,000	157,673
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	164,000	174,730
Citigroup,
Sr. Unscd. Notes	6.00	8/15/17	50,000	50,494
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	75,000	75,968
Citigroup,
Sr. Unscd. Notes	6.50	1/18/11	20,000	20,940
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	26,000	26,030
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	15,232
Deutsche Bank AG London,
Sr. Unscd. Notes	5.38	10/12/12	50,000	54,626
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	10,000	11,130
European Investment Bank,
Notes	2.00	2/10/12	150,000	152,946
European Investment Bank,
Sr. Unscd. Notes	3.00	4/8/14	150,000	154,262

Fifth Third Bancorp,
Sr. Unscd. Notes	6.25	5/1/13	30,000	31,980
Goldman Sachs Group,
Sr. Unscd. Notes	5.70	9/1/12	50,000	54,493
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	26,000	27,429
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	65,000	69,273
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	100,000	116,103
HSBC Bank USA,
Sub. Notes	4.63	4/1/14	100,000	105,551
HSBC Holdings,
Sub. Notes	5.25	12/12/12	50,000	54,200
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	37,875
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	50,000	55,385
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	25,000	27,199
Key Bank,
Sub. Notes	7.00	2/1/11	50,000	52,222
Morgan Stanley,
Sub. Notes	4.75	4/1/14	85,000	87,088
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	50,000	53,607
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	150,000	161,656
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	75,000	82,139
Morgan Stanley,
Sr. Unscd. Notes	6.75	4/15/11	25,000	26,629
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000	15,701
Suntrust Bank,
Sub. Notes	6.38	4/1/11	175,000	184,372
US Bancorp,

Sr. Unscd. Notes, Ser. P	4.50	7/29/10	10,000	10,222
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	26,052
Wells Fargo & Co.,
Sr. Unscd. Notes	5.25	10/23/12	20,000	21,625
Wells Fargo & Co.,
Sr. Unscd. Notes	5.30	8/26/11	30,000	31,804
Wells Fargo & Co.,
Sr. Unscd. Notes	5.38	2/7/35	25,000	23,684
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	55,000	57,907
Wells Fargo Bank,
Sub. Notes	6.45	2/1/11	175,000	184,721
Wells Fargo Capital X,
Gtd. Notes	5.95	12/15/36	150,000	138,225
				2,911,349
Building & Construction--.2%
CRH America,
Gtd. Notes	6.00	9/30/16	100,000	106,550
Chemicals-Fibers & Diversified--.1%
Rohm and Haas,
Sr. Unscd. Notes	6.00	9/15/17	75,000	79,217
Commercial Mortgage Pass-Through Ctfs.--5.3%
Banc of America Commercial
Mortgage, Ser. 2005-1, Cl. A4	5.04	11/10/42	200,000 a	206,948
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW16,
Cl. A4	5.72	6/11/40	250,000 a	235,583
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6,
Cl. A2	6.46	10/15/36	500,000	527,409
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C1,
Cl. A3	5.38	2/15/40	250,000	204,413
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	250,000 a	255,719

Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	5.83	6/15/38	100,000 a	90,249
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2004-GG2,
Cl. A3	4.60	8/10/38	149,690	151,800
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2005-GG4,
Cl. A4	4.76	7/10/39	450,000	430,941
JPMorgan Chase Commercial Mortgage
Securities, Ser. 2004-CB8,
Cl. A1A	4.16	1/12/39	260,006 b	255,992
JPMorgan Chase Commercial Mortgage
Securities, Ser. 2005-LDP3,
Cl. A4A	4.94	8/15/42	102,000 a	100,776
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000	94,611
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.91	6/12/46	100,000 a	98,710
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000 a	112,903
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.47	3/12/44	65,000 a	41,741
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	90,303	92,138
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	18,152	18,482
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C8, Cl. A3	4.45	11/15/35	150,000	150,101
				3,068,516
Consumer Discretionary--.3%
Fortune Brands,
Sr. Unscd. Notes	5.13	1/15/11	65,000	67,240
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	100,000	113,455

Newell Rubbermaid,
Sr. Unscd. Notes	4.00	5/1/10	15,000	15,086
				195,781
Diversified Financial Services--3.4%
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	250,000	284,262
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000	16,455
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	10,000	10,290
Bear Stearns,
Sr. Unscd. Notes	5.70	11/15/14	100,000	109,963
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000	11,041
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	10,000	11,029
Capital One Capital V,
Gtd. Notes	10.25	8/15/39	110,000	126,252
Caterpillar Financial Service,
Sr. Unscd. Notes	4.30	6/1/10	50,000	50,583
Credit Suisse First Boston USA,
Sr. Unscd. Notes	4.88	8/15/10	50,000	51,105
Credit Suisse First Boston USA,
Gtd. Notes	4.88	1/15/15	50,000	53,105
Credit Suisse USA,
Gtd. Notes	6.13	11/15/11	110,000	119,170
General Electric Capital,
Sr. Unscd. Notes	5.40	2/15/17	50,000	52,327
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	130,000	120,766
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	100,000	108,320
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	50,000	52,127
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	150,000	136,467
HSBC Finance,

Sr. Unscd. Notes	8.00	7/15/10	10,000	10,317
HSBC Finance,
Sr. Unscd. Notes	5.25	4/15/15	50,000	53,364
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	150,000	160,416
Lehman Brothers Holdings,
Jr. Sub. Notes	6.50	7/19/17	20,000 c,d	6
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000	52,183
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	2/5/13	250,000	266,202
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000	20,960
Merrill Lynch & Co.,
Notes	6.88	4/25/18	100,000	108,132
				1,984,842
Diversified Metals & Mining--1.8%
Alcoa,
Sr. Unscd. Notes	5.55	2/1/17	29,000	28,410
Alcoa,
Sr. Unscd. Notes	7.38	8/1/10	25,000	25,707
BHP Billiton Finance USA,
Gtd. Bonds	5.00	12/15/10	75,000	77,907
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.25	4/1/15	450,000	487,640
Newmont Mining,
Gtd. Notes	5.13	10/1/19	100,000	101,463
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	125,000	136,419
Vale Overseas,
Gtd. Notes	6.25	1/23/17	110,000	117,028
Vale Overseas,
Gtd. Notes	6.88	11/21/36	50,000	51,593
				1,026,167
Electric Utilities--2.7%
Ameren Energy Generating,
Sr. Unscd. Notes, Ser. H	7.00	4/15/18	25,000	26,960

Consolidated Edison of NY,
Sr. Unscd. Notes, Ser. 05-C	5.38	12/15/15	35,000	38,485
Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	50,000	55,566
Dominion Resources,
Sr. Unscd. Notes, Ser. F	5.25	8/1/33	48,000	51,219
Dominion Resources,
Sr. Unscd. Notes, Ser. B	5.95	6/15/35	50,000	51,437
DTE Energy,
Sr. Unscd. Notes	7.05	6/1/11	75,000	79,767
Duke Energy Carolinas,
Sr. Unscd. Notes	6.25	1/15/12	50,000	54,786
Duke Energy,
Sr. Unscd. Notes	6.30	2/1/14	100,000	112,203
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	50,000	52,563
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	50,000	56,425
FPL Group Capital,
Gtd. Notes	7.88	12/15/15	100,000	122,226
Indiana Michigan Power,
Sr. Unscd. Notes	7.00	3/15/19	50,000	57,507
Nevada Power,
Mortgage Notes	7.13	3/15/19	50,000	57,368
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	50,000	52,254
Pacificorp,
First Mortgage Bonds	5.65	7/15/18	75,000	81,202
PG&E,
Sr. Unscd. Notes	5.75	4/1/14	100,000	109,926
Progress Energy,
Sr. Unscd. Notes	7.10	3/1/11	150,000	158,670
PSEG Power,
Gtd. Notes	7.75	4/15/11	100,000	107,196
SCANA,
Sr. Unscd. Notes	6.88	5/15/11	50,000	53,392
Scottish Power,

Sr. Unscd. Notes	4.91	3/15/10	50,000	50,248
Southern California Edison,
First Mortgage Bonds, Ser. 05-A	5.00	1/15/16	35,000	38,224
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	50,000	53,684
SouthWestern Public Service,
Sr. Unscd. Notes, Ser. G	8.75	12/1/18	50,000	62,497
				1,583,805
Food & Beverages--2.1%
Anheuser-Busch,
Gtd. Notes	6.00	4/15/11	50,000	52,876
Bottling Group,
Gtd. Notes	6.95	3/15/14	100,000	116,726
Coca-Cola Enterprises,
Sr. Unscd. Debs.	8.50	2/1/22	50,000	65,724
Coca-Cola,
Sr. Unscd. Notes	5.35	11/15/17	100,000	110,195
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	90,000	98,807
H.J. Heinz,
Gtd. Notes	6.63	7/15/11	50,000 a	53,843
Kellogg,
Sr. Unscd. Notes	5.13	12/3/12	100,000	109,284
Kraft Foods,
Sr. Unscd. Notes	5.63	8/11/10	30,000	30,776
Kraft Foods,
Sr. Unscd. Notes	5.63	11/1/11	120,000	127,977
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	100,000	107,237
Kroger,
Gtd. Notes	6.80	4/1/11	60,000	63,864
Kroger,
Gtd. Notes	8.05	2/1/10	50,000	50,000
Pepsico,
Sr. Unscd. Notes	5.15	5/15/12	25,000	27,074
Safeway,
Sr. Unscd. Notes	6.50	3/1/11	70,000	73,934

Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	100,000	107,047
				1,195,364
Foreign/Governmental--.9%
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	65,000	66,235
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	100,000	107,150
Federal Republic of Brazil,
Unscd. Bonds	10.13	5/15/27	25,000	36,125
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	5,000	5,385
Republic of Italy,
Sr. Unscd. Notes	5.38	6/15/33	50,000	50,610
Republic of Italy,
Sr. Unscd. Notes	6.88	9/27/23	50,000	58,195
Republic of Peru,
Sr. Unscd. Bonds	8.38	5/3/16	40,000	47,800
United Mexican States,
Notes	5.95	3/19/19	56,000	59,444
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	50,000	56,250
				487,194
Health Care--1.4%
Abbott Laboratories,
Sr. Unscd. Notes	5.60	5/15/11	50,000	53,014
Abbott Laboratories,
Sr. Unscd. Notes	6.15	11/30/37	50,000	54,485
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000	16,336
Astrazeneca,
Sr. Unscd. Notes	5.40	6/1/14	75,000	83,433
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	10,000	11,248
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	80,000	90,315
Bristol-Myers Squibb,

Sr. Unscd. Notes	5.88	11/15/36	40,000	41,999
Merck & Co.,
Sr. Unscd. Notes	4.38	2/15/13	100,000	106,595
Merck & Co.,
Gtd. Notes	6.50	12/1/33	50,000 a	56,713
Pfizer,
Sr. Unscd. Notes	7.20	3/15/39	50,000	60,715
UnitedHealth Group,
Sr. Unscd. Notes	5.25	3/15/11	20,000	20,840
UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	26,000	27,668
Wyeth,
Gtd. Notes	5.50	2/1/14	100,000	110,915
Wyeth,
Gtd. Notes	6.95	3/15/11	50,000 a	53,288
				787,564
Industrial--.3%
Honeywell International,
Sr. Unscd. Notes	5.00	2/15/19	100,000	105,308
Honeywell International,
Sr. Unscd. Notes	7.50	3/1/10	50,000	50,306
Waste Management,
Sr. Unscd. Notes	7.38	8/1/10	20,000	20,640
				176,254
Media--.7%
Comcast Cable Holdings,
Gtd. Notes	9.80	2/1/12	25,000	28,487
Comcast,
Gtd. Notes	5.45	11/15/10	50,000	51,629
Comcast,
Gtd. Notes	6.30	11/15/17	30,000	33,211
Comcast,
Gtd. Notes	6.95	8/15/37	20,000	21,932
Grupo Televisa,
Sr. Unscd. Notes	6.63	3/18/25	10,000	10,199
News America,
Gtd. Notes	6.15	3/1/37	110,000	112,127

Time Warner,
Gtd. Notes	7.63	4/15/31	20,000	23,617
Viacom,
Sr. Unscd. Notes	6.25	4/30/16	100,000	111,943
				393,145
Oil & Gas--2.0%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	50,000	52,798
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	100,000	108,292
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	50,000	55,911
Devon Financing,
Gtd. Notes	6.88	9/30/11	35,000	38,128
Encana,
Sr. Unscd. Notes	6.50	2/1/38	25,000	27,105
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	50,000	54,659
Hess,
Sr. Unscd. Notes	8.13	2/15/19	75,000	91,653
KeySpan,
Sr. Unscd. Notes	7.63	11/15/10	50,000	52,629
Marathon Oil,
Sr. Unscd. Notes	6.50	2/15/14	125,000	140,819
Nabors Industries,
Gtd. Notes	9.25	1/15/19	100,000	126,344
Nexen,
Sr. Unscd. Notes	6.40	5/15/37	25,000	25,246
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	3/1/18	35,000	35,377
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	25,000	25,681
Sempra Energy,
Sr. Unscd. Notes	6.15	6/15/18	50,000	54,302
Shell International Finance,
Gtd. Notes	6.38	12/15/38	50,000	56,582
Suncor Energy,

Sr. Unscd. Notes	6.50	6/15/38	25,000	26,932
Transocean,
Sr. Unscd. Notes	6.00	3/15/18	90,000	97,599
XTO Energy,
Sr. Unscd. Notes	5.90	8/1/12	20,000	22,065
XTO Energy,
Sr. Unscd. Notes	6.10	4/1/36	50,000	53,803
				1,145,925
Paper & Paper Related--.2%
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	100,000	116,062
Pipelines--1.1%
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000	37,251
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	2/1/15	100,000	108,433
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.80	3/15/35	110,000	105,166
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.95	2/15/18	50,000	54,263
ONEOK Partners,
Gtd. Notes	8.63	3/1/19	100,000	125,072
Oneok,
Sr. Unscd. Notes	6.00	6/15/35	110,000	107,429
Trans-Canada Pipelines,
Sr. Unscd. Notes	4.00	6/15/13	50,000	52,120
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	50,000	61,552
				651,286
Property & Casualty Insurance--1.9%
Ace INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000	16,682
Aflac,
Sr. Unscd. Notes	8.50	5/15/19	50,000	58,653
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	50,000	49,108
American International Group,

Sr. Unscd. Notes	5.05	10/1/15	50,000	41,695
Berkshire Hathaway,
Gtd. Notes	5.40	5/15/18	50,000	53,122
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	50,000	52,883
Metlife,
Sr. Unscd. Notes	5.70	6/15/35	50,000	49,955
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	145,000	157,047
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	50,000	57,319
Progressive,
Sr. Unscd. Notes	6.25	12/1/32	16,000	16,695
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	450,000	479,851
Prudential Financial,
Sr. Unscd. Notes	5.70	12/14/36	50,000	47,910
Travelers,
Sr. Unscd. Notes	5.80	5/15/18	20,000	21,653
				1,102,573
Retail--1.0%
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	85,000	90,748
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000	106,798
Home Depot,
Sr. Unscd. Notes	4.63	8/15/10	120,000	122,571
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	100,000	107,170
Lowe's Companies,
Sr. Unscd. Notes	8.25	6/1/10	25,000	25,669
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	75,000	81,631
Target,
Sr. Unscd. Notes	6.50	10/15/37	50,000	54,870
				589,457
State/Territory General Obligations--.1%

State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	20,000	19,650
State of California Taxable
Various Purpose, Bonds	5.45	4/1/15	20,000	20,477
				40,127
Technology--.8%
Electronic Data Systems,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	100,000 a	112,852
International Business Machines,
Sr. Unscd. Notes	4.95	3/22/11	50,000	52,168
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	100,000	111,215
Oracle,
Sr. Unscd. Notes	5.00	1/15/11	50,000	51,902
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	100,000	109,526
Xerox,
Sr. Unscd. Notes	7.13	6/15/10	25,000	25,505
				463,168
Telecommunications--1.9%
America Movil,
Gtd. Notes	6.38	3/1/35	10,000	10,508
AT&T,
Gtd. Notes	8.00	11/15/31	150,000 a	185,908
BellSouth,
Sr. Unscd. Notes	6.00	10/15/11	100,000	108,202
British Telecommunications,
Sr. Unscd. Notes	9.13	12/15/10	65,000 a	69,696
CenturyTel,
Sr. Unscd. Notes, Ser. H	8.38	10/15/10	22,000	23,057
Cisco Systems,
Sr. Unscd. Notes	5.25	2/22/11	25,000	26,187
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	50,000	50,945
Deutsche Telekom International
Finance, Gtd. Bonds	8.50	6/15/10	50,000 a	51,401
Deutsche Telekom International

Finance, Gtd. Bonds	9.25	6/1/32	20,000	26,771
Motorola,
Sr. Unscd. Notes	7.63	11/15/10	50,000	51,803
New Cingular Wireless Services,
Sr. Unscd. Notes	7.88	3/1/11	25,000	26,863
New Cingular Wireless Services,
Gtd. Notes	8.13	5/1/12	25,000	28,483
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	100,000	106,899
Telecom Italia Capital,
Gtd. Notes	6.20	7/18/11	50,000	53,178
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	50,000	52,107
Verizon Communications,
Sr. Unscd. Notes	6.40	2/15/38	50,000	52,535
Verizon Global Funding,
Sr. Unscd. Notes	7.25	12/1/10	50,000	52,786
Verizon New York,
Sr. Unscd. Notes, Ser. A	6.88	4/1/12	50,000	55,000
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	50,000	51,794
				1,084,123
Transportation--.5%
Burlington North Santa Fe,
Sr. Unscd. Notes	5.75	3/15/18	75,000	81,179
Burlington North Santa Fe,
Sr. Unscd. Notes	7.13	12/15/10	20,000	21,165
CSX,
Sr. Unscd. Notes	6.75	3/15/11	20,000	21,204
Norfolk Southern,
Sr. Unscd. Notes	6.75	2/15/11	50,000	52,771
Norfolk Southern,
Sr. Unscd. Bonds	7.90	5/15/97	50,000	60,861
Union Pacific,
Sr. Unscd. Bonds	5.45	1/31/13	20,000	21,682
Union Pacific,
Sr. Unscd. Notes	6.65	1/15/11	50,000	52,626

		311,488
U.S. Government Agencies/Mortgage-Backed--43.8%
Federal Home Loan Mortgage Corp.:
4.50%, 12/1/19	518,514 e	545,943
4.97%, 6/1/38	294,028 a,e	309,628
5.00%, 11/1/19 - 7/1/35	1,602,453 e	1,698,103
5.50%, 9/1/17 - 11/1/28	1,983,030 e	2,126,621
5.65%, 2/1/37	40,962 a,e	43,473
5.73%, 2/1/37	58,448 a,e	61,979
5.92%, 1/1/37	53,419 a,e	56,799
6.00%, 10/1/19 - 9/1/34	199,027 e	214,746
6.50%, 8/1/12 - 8/1/32	678,982 e	740,192
7.00%, 1/1/36	127,126 e	140,405
Notes 5.10%, 8/19/19	1,000,000 e	1,012,571
Federal National Mortgage Association:
4.00%	210,000 e,f	256,621
4.50%	2,320,000 e,f	2,368,781
5.50%	70,000 e,f	74,813
6.00%	410,000 e,f	440,814
2.86%, 12/1/34	113,989 a,e	116,803
4.00%, 4/1/19	336,715 e	349,117
4.50%, 6/1/29	200,764 e	206,160
5.50%, 7/1/17 - 8/1/35	590,159 e	637,813
5.59%, 10/1/37	201,273 a,e	213,002
5.77%, 4/1/37	63,557 a,e	67,611
5.83%, 9/1/38	223,059 a,e	236,220
6.00%, 11/1/16 - 10/1/33	1,137,516 e	1,235,884
7.00%, 4/1/32	60,622 e	67,780
Notes 3.30%, 7/30/14	1,000,000 e	1,007,348
Government National Mortgage Association I:
4.00%	180,000 f	176,738
4.50%	340,000 f	344,569
5.00%	1,860,000 f	1,937,307
5.50%	1,540,000 f	1,629,995
6.00%	460,000 f	491,194
6.50%	70,000 f	75,042
4.00%, 7/15/39	598,438	588,914

4.50%, 6/15/39 - 10/15/39	2,951,692	2,998,471
5.00%, 11/15/35 - 5/15/39	2,342,683	2,451,056
5.50%, 2/15/33 - 4/15/38	403,434	429,531
		25,352,044

U.S. Government Securities--6.2%
U.S. Treasury Bonds:

4.75%, 2/15/37	400,000	418,500
6.25%, 5/15/30	295,000	369,119
7.63%, 2/15/25	2,000,000	2,766,876
U.S. Treasury Notes
4.88%, 7/31/11	40,000	42,600
		3,597,095
Total Bonds and Notes
(cost $52,449,971)		53,859,807
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.02%, 3/11/10
(cost $119,997)	120,000 [g]	119,997

Other Investment--9.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,654,000)	5,654,000 [h]	5,654,000
Total Investments (cost $58,223,968)	103.1%	59,633,804
Liabilities, Less Cash and Receivables	(3.1%)	(1,786,141)
Net Assets	100.0%	57,847,663

a	Variable rate security--interest rate subject to periodic change.
b

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, this security had a total market value of $255,992 or .4% of net assets.

c	Non-income producing--security in default.
d	Issuer filed for bankruptcy.
e

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
f	Purchased on a forward commitment basis.
g	Held by a broker as collateral for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $58,223,968. Net unrealized appreciation on investments was $1,418,111 of which $1,601,972 related to appreciated investment securities and $183,861 related to depreciated investment securities.

100-711-11

STATEMENT OF SECURITIES SOLD SHORT
January 31, 2010
	Principal
Bonds and Notes	Amount ($)	Value ($)
Federal National Mortgage Association:
5.00%	1,411,019 a	1,458,607
6.50%	659,953 a	709,495

Total Securities Sold Short		2,168,102
(proceeds $2,176,377)

a

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

100-711-11

STATEMENT OF FINANCIAL FUTURES
January 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2010 ($)
Financial Futures Long
Australian 10 Year Bonds	6	555,903	March 2010	5,884
British Long Gilt	9	1,668,013	March 2010	4,933
Canadian 10 Year Bonds	8	907,067	March 2010	10,292
Euro Bobl	37	6,030,468	March 2010	38,479
Euro Dollar	2	498,550	March 2010	1,119
Euro Dollar	1	248,990	June 2010	1,012
Euro Dollar	1	248,388	September 2010	2,297
Euro Dollar	2	495,050	December 2010	5,218
Euro Dollar	2	493,150	March 2011	4,173
Euro Dollar	1	245,625	June 2011	2,434
Euro Dollar	1	244,738	September 2011	2,309
U.S. Treasury 2 year Notes	2	435,906	March 2010	902
U.S. Treasury 5 year Notes	60	6,987,656	March 2010	33,398
U.S. Treasury 10 year Notes	34	4,017,313	March 2010	26,342
Financial Futures Short
10 Year Euro Bond	9	(1,543,429)	March 2010	(7,639)
Euro Schatz	32	(4,827,465)	March 2010	(13,287)
Japanese 10 Year Bond	35	(5,385,417)	March 2010	(1,938)
U.S. Treasury 2 year Notes	5	(1,089,766)	March 2010	(4,276)
U.S. Treasury 10 year Notes	23	(2,717,594)	March 2010	(9,517)
U.S. Treasury 30 year Bond	1	(118,813)	March 2010	(2,033)

Gross Unrealized Appreciation				138,792
Gross Unrealized Depreciation				(38,690)

100-711-11

100-711-11

At January 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation
Foreign Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 1/31/2010 ($)
Purchases:
Australian Dollar, expiring 3/17/2010	970,665	876,059	854,343	(21,716)
Australian Dollar, expiring 3/17/2010	702,897	632,273	618,663	(13,610)
Australian Dollar, expiring 3/17/2010	101,700	91,378	89,513	(1,865)
Australian Dollar, expiring 3/17/2010	124,300	111,561	109,404	(2,157)
Australian Dollar, expiring 3/17/2010	19,200	17,344	16,899	(445)
Australian Dollar, expiring 3/17/2010	108,800	98,287	95,762	(2,525)
Australian Dollar, expiring 3/17/2010	108,800	99,804	95,761	(4,043)
Australian Dollar, expiring 3/17/2010	27,200	24,951	23,940	(1,011)
British Pound, expiring 3/17/2010	33,408	54,231	53,384	(847)
Japanese Yen, expiring 3/17/2010	55,443,752	618,813	614,336	(4,477)
Japanese Yen, expiring 3/17/2010	32,678,547	369,941	362,090	(7,851)
Japanese Yen, expiring 3/17/2010	25,159,590	286,306	278,777	(7,529)
Japanese Yen, expiring 3/17/2010	8,184,650	89,303	90,688	1,385
Japanese Yen, expiring 3/17/2010	1,444,350	15,759	16,003	244
Japanese Yen, expiring 3/17/2010	19,096,000	211,730	211,590	(140)
New Zealand Dollar, expiring 3/17/2010	134,314	94,994	93,936	(1,058)
New Zealand Dollar, expiring 3/17/2010	359,798	253,463	251,636	(1,827)
New Zealand Dollar, expiring 3/17/2010	291,755	206,113	204,048	(2,065)
New Zealand Dollar, expiring 3/17/2010	201,487	142,651	140,916	(1,735)
Norwegian Krone, expiring 3/17/2010	696,782	120,341	117,371	(2,970)
Norwegian Krone, expiring 3/17/2010	1,163,250	199,525	195,946	(3,579)
Norwegian Krone, expiring 3/17/2010	1,421,750	243,212	239,490	(3,722)
Swedish Krona, expiring 3/17/2010	474,000	66,078	64,155	(1,923)
Swiss Franc, expiring 3/17/2010	112,500	108,339	106,089	(2,250)

Sales:		Proceeds ($)
British Pound, expiring 3/17/2010	83,650	135,799	133,668	2,131
Canadian Dollar, expiring 3/17/2010	50,884	48,213	47,586	627
Canadian Dollar, expiring 3/17/2010	94,000	88,049	87,907	142
Canadian Dollar, expiring 3/17/2010	41,700	40,154	38,997	1,157
Canadian Dollar, expiring 3/17/2010	97,300	93,694	90,993	2,701
Canadian Dollar, expiring 3/17/2010	68,000	64,884	63,592	1,292
Canadian Dollar, expiring 3/17/2010	272,000	259,538	254,369	5,169
Canadian Dollar, expiring 3/17/2010	180,000	170,069	168,332	1,737
Euro, expiring 3/17/2010	148,146	211,611	205,381	6,230
Euro, expiring 3/17/2010	674,564	964,813	935,175	29,638

100-711-11

Euro, expiring 3/17/2010	71,000	101,502	98,430	3,072
Euro, expiring 3/17/2010	68,100	98,762	94,409	4,353
Euro, expiring 3/17/2010	158,900	230,445	220,289	10,156
Euro, expiring 3/17/2010	178,400	251,390	247,323	4,067
Euro, expiring 3/17/2010	44,600	62,847	61,830	1,017
Euro, expiring 3/17/2010	185,000	261,668	256,473	5,195
Japanese Yen, expiring 3/17/2010	9,082,800	101,510	100,640	870
Swedish Krona, expiring 3/17/2010	1,996,690	281,298	270,251	11,047
Swiss Franc, expiring 3/17/2010	208,242	202,839	196,374	6,465
Swiss Franc, expiring 3/17/2010	248,800	238,360	234,621	3,739
Swiss Franc, expiring 3/17/2010	62,200	59,590	58,655	935
Swiss Franc, expiring 3/17/2010	184,400	177,005	173,514	3,491

Gross Unrealized Appreciation				106,860
Gross Unrealized Depreciation				(89,345)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
U.S. Treasury	-	3,717,092	-	3,717,092
Asset-Backed	-	4,832,592	-	4,832,592
Corporate Bonds	-	16,482,239	-	16,482,239
Foreign Government	-	487,194	-	487,194
Municipal Bonds	-	40,127	-	40,127
U.S. Government Agencies/Mortgage-	-	25,352,044	-	25,352,044
Backed
Commercial Mortgage-Backed	-	3,068,516	-	3,068,516
Mutual Funds	5,654,000	-	-	5,654,000
Other Financial Instruments+	138,792	106,860	-	245,652
Liabilities ($)
Other Financial Instruments+	(38,690)	(89,345)	-	(128,035)
Investments in Securities Sold, Not	-		-
Yet Purchased		(2,168,102)		(2,168,102)
+ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over the counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund would realize a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian, of permissible liquid assets sufficient to cover its short position.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk and including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Alpha Fund
January 31, 2010 (Unaudited)

Common Stocks--57.1%	Shares	Value ($)
Australia--2.2%
AGL Energy	980	12,041
Alumina	6,059 a	8,332
Amcor	1,623	8,477
AMP	3,779	20,938
Asciano Group	5,000 a	7,561
ASX	390	11,775
Australia & New Zealand Banking Group	4,616	88,712
AXA Asia Pacific Holdings	1,952	11,469
Bendigo and Adelaide Bank	1,013	8,818
BHP Billiton	6,166	214,719
BlueScope Steel	3,664	8,482
Boral	1,114	5,252
Brambles	2,676	15,529
CFS Retail Property Trust	2,267	3,742
Coca-Cola Amatil	754	7,309
Cochlear	74	4,090
Commonwealth Bank of Australia	2,794	131,563
Computershare	633	6,507
Crown	1,190	8,174
CSL	1,113	30,935
Dexus Property Group	10,980	8,060
Fairfax Media	3,972	6,076
Fortescue Metals Group	1,686 a	6,744
Foster's Group	3,711	17,473
Goodman Group	11,621	6,005
GPT Group	14,123	7,115
Incitec Pivot	2,270	6,757
Insurance Australia Group	3,980	13,344
James Hardie Industries-CDI	813 a	5,389
Leighton Holdings	197	6,651
Lend Lease	1,031	8,604

Macquarie Atlas Roads Group	1,202 a	983
Macquarie Group	622	27,535
Macquarie Infrastructure Group	6,011	6,469
Metcash	2,066	7,751
Mirvac Group	4,593	5,903
National Australia Bank	3,864	90,107
Newcrest Mining	903	24,891
OneSteel	2,718	7,476
Orica	689	14,723
Origin Energy	1,638	23,254
OZ Minerals	7,338 a	6,908
Paladin Energy	1,333 a	4,241
QBE Insurance Group	1,886	38,292
Rio Tinto	808	48,467
Santos	1,574	18,388
Sims Metal Management	204	3,854
Sonic Healthcare	850	10,749
Stockland	4,528	14,944
Suncorp-Metway	2,384	18,765
TABCORP Holdings	1,233	7,693
Tatts Group	1,524	3,110
Telstra	8,187	24,264
Toll Holdings	1,576	12,003
Transurban Group	1,655	7,677
Wesfarmers	1,866	45,307
Wesfarmers-PPS	190	4,646
Westfield Group	3,856	43,141
Westpac Banking	5,413	114,270
Woodside Petroleum	1,002	37,561
Woolworths	2,281	52,334
WorleyParsons	374	7,806
		1,440,155
Austria--.1%
Erste Group Bank	335	12,680
OMV	294	11,608
Raiffeisen International Bank Holding	116	5,749
Telekom Austria	603	8,348

Verbund-Oesterreichische Elektrizitaetswirtschafts, Cl. A	172	7,156
Vienna Insurance Group	90	4,302
Voestalpine	207	7,208
		57,051
Belgium--.3%
Anheuser-Busch InBev	1,321	66,129
Anheuser-Busch InBev (STRIP)	1,224 a	8
Belgacom	297	10,823
Colruyt	27	6,597
Compagnie Nationale a Portefeuille	78	3,911
Delhaize Group	180	14,135
Dexia	914 a	5,672
Fortis	4,393 a	15,404
Groupe Bruxelles Lambert	159	14,598
Groupe Bruxelles Lambert (STRIP)	31 a	0
KBC Groep	315 a	13,693
Mobistar	79	4,992
Solvay	115	11,398
UCB	179	8,031
Umicore	206	6,318
		181,709
Denmark--.3%
AP Moller - Maersk, Cl. A	1	7,465
AP Moller - Maersk, Cl. B	2	15,547
Carlsberg, Cl. B	212	15,758
Coloplast, Cl. B	47	5,106
Danske Bank	813 a	19,528
DSV	488 a	8,720
Novo Nordisk, Cl. B	794	53,870
Novozymes, Cl. B	81	8,364
Topdanmark	43 a	5,249
TrygVesta	63	3,852
Vestas Wind Systems	368 a	19,504
William Demant Holding	49 a	3,838
		166,801
Finland--.3%
Elisa	324	7,072

Fortum	873	22,298
Kesko, Cl. B	161	5,188
Kone, Cl. B	301	12,129
Metso	231	7,701
Neste Oil	313	5,126
Nokia	6,840	94,653
Nokian Renkaat	265	6,410
Orion, Cl. B	239	5,246
Outokumpu	298	5,359
Pohjola Bank	426	4,378
Rautaruukki	219	4,477
Sampo, Cl. A	754	18,321
Sanoma	219	4,852
Stora Enso, Cl. R	1,052 a	6,507
UPM-Kymmene	1,006	11,056
Wartsila	152	7,118
		227,891
France--2.8%
Accor	282	14,218
Aeroports de Paris	60	4,693
Air France	288 a	4,683
Air Liquide	456	48,644
Alcatel-Lucent	4,461 a	14,991
Alstom	366	24,445
Atos Origin	112 a	5,203
AXA	3,097	64,226
BioMerieux	15	1,651
BNP Paribas	1,730	123,510
Bouygues	435	21,542
Bureau Veritas	111	5,348
Cap Gemini	262	11,618
Carrefour	1,157	56,723
Casino Guichard Perrachon	98	8,091
Christian Dior	122	12,380
Cie Generale d'Optique Essilor International	361	21,013
Cie Generale de Geophysique-Veritas	333 a	8,222
CNP Assurances	69	6,118

Compagnie de Saint-Gobain	699	33,668
Compagnie Generale des Etablissements Michelin, Cl. B	265	20,654
Credit Agricole	1,679	26,269
Danone	1,007	57,832
Dassault Systemes	114	6,583
EDF	429	23,178
Eiffage	95	4,982
Eramet	10	3,005
Eurazeo	68	4,935
Eutelsat Communications	173	5,604
France Telecom	3,385	78,025
GDF Suez	2,270	86,285
Gecina	42	4,190
Hermes International	101	13,900
ICADE	48	4,609
Iliad	42	4,660
Imerys	92	5,088
Ipsen	26	1,405
JC Decaux	159 a	4,055
Klepierre	157	5,852
L'Oreal	436	45,840
Lafarge	363	26,905
Lagardere	214	8,334
Legrand	238	6,883
LVMH Moet Hennessy Louis Vuitton	447	49,012
M6-Metropole Television	192	5,108
Natixis	1,498 a	6,933
Neopost	74	5,917
PagesJaunes Groupe	318	3,431
Pernod-Ricard	361	29,199
Peugeot	316 a	10,221
PPR	147	17,945
Publicis Groupe	208	8,503
Renault	359 a	16,982
Safran	407	7,948
Sanofi-Aventis	1,924	142,297
Schneider Electric	429	44,201

SCOR	300	6,959
Societe BIC	68	4,853
Societe Des Autoroutes Paris-Rhin-Rhone	58 a	4,275
Societe Generale	1,146	66,747
Societe Television Francaise 1	223	3,872
Sodexo	168	9,242
Suez Environnement	510	11,616
Technip	200	13,559
Thales	168	7,615
Total	3,865	225,051
Unibail-Rodamco	160	34,847
Vallourec	110	19,023
Veolia Environnement	713	23,426
Vinci	799	42,674
Vivendi	2,233	57,952
		1,819,468
Germany--2.0%
Adidas	356	18,169
Allianz	830	92,109
BASF	1,684	95,722
Bayer	1,516	103,533
Bayerische Motoren Werke	608	26,015
Beiersdorf	161	9,425
Celesio	112	3,274
Commerzbank	1,297 a	10,038
Daimler	1,653	76,365
Deutsche Bank	1,086	66,281
Deutsche Boerse	356	23,522
Deutsche Lufthansa	309	4,962
Deutsche Post	1,584	27,670
Deutsche Telekom	5,198	67,459
E.ON	3,484	128,239
Fresenius Medical Care & Co.	350	17,816
GEA Group	380	7,803
Hannover Rueckversicherung	81 a	3,754
HeidelbergCement	284	17,152
Henkel & Co.	177	7,772

Hochtief	76	5,651
Infineon Technologies	2,147 a	11,871
K+S	317	17,856
Linde	278	30,420
MAN	215	14,460
Merck	137	12,246
Metro	233	12,807
Muenchener Rueckversicherungs	362	54,441
RWE	768	68,232
Salzgitter	53	4,715
SAP	1,573	71,978
Siemens	1,509	135,554
Solarworld	192	3,252
Suedzucker	90	2,082
ThyssenKrupp	612	19,386
Volkswagen	94	8,239
		1,280,270
Greece--.1%
Alpha Bank	911 a	8,805
Bank of Cyprus Public	1,007	6,369
Coca-Cola Hellenic Bottling	333	7,660
EFG Eurobank Ergasias	769 a	6,515
Hellenic Petroleum	240	2,946
Hellenic Telecommunications Organization	542	7,410
Marfin Investment Group	1,947 a	5,337
National Bank of Greece	1,091 a	23,701
OPAP	436	9,571
Piraeus Bank	700 a	5,879
Public Power	232 a	4,347
Titan Cement	151	4,285
		92,825
Hong Kong--.6%
Bank of East Asia	2,940	9,990
BOC Hong Kong Holdings	7,000	14,583
Cheung Kong Holdings	3,000	35,326
Cheung Kong Infrastructure Holdings	1,000	3,725
CLP Holdings	4,000	27,016

Esprit Holdings	2,162	15,156
Hang Lung Group	1,000	4,475
Hang Lung Properties	4,000	13,520
Hang Seng Bank	1,400	19,577
Henderson Land Development	2,000	12,549
Hong Kong & China Gas	7,000	15,184
Hong Kong Exchanges & Clearing	2,000	33,784
HongKong Electric Holdings	2,500	13,977
Hopewell Holdings	1,000	3,032
Hutchison Whampoa	4,000	27,221
Kerry Properties	1,500	6,649
Li & Fung	4,000	18,169
Link REIT	4,500	10,800
MTR	2,000	6,471
New World Development	5,000	8,182
Shangri-La Asia	2,000	3,477
Sino Land	4,000	6,582
Sun Hung Kai Properties	3,000	38,415
Swire Pacific, Cl. A	1,500	16,337
Wharf Holdings	3,000	14,811
Wheelock & Co.	2,000	5,186
		384,194
Ireland--.1%
Anglo Irish Bank	3,069 a,b	523
CRH	1,254	30,178
Elan	1,004 a	7,532
Kerry Group, Cl. A	260	7,686
		45,919
Italy--.9%
A2A	1,653	3,140
Assicurazioni Generali	2,128	50,352
Atlantia	525	13,111
Banca Carige	966	2,484
Banca Monte dei Paschi di Siena	3,821	6,177
Banca Popolare di Milano Scarl	969	6,287
Banco Popolare	1,288 a	8,146
Enel	12,012	65,037

ENI	4,759	111,121
Fiat	1,508 a	18,818
Finmeccanica	723	10,027
Intesa Sanpaolo	14,026 a	53,431
Intesa Sanpaolo-RSP	2,248	6,605
Luxottica Group	184	4,837
Mediaset	1,052	7,986
Mediobanca	844 a	9,239
Parmalat	3,170	7,951
Saipem	521	16,873
Snam Rete Gas	2,540	11,967
Telecom Italia	18,198	27,108
Telecom Italia-RSP	11,814	13,755
Terna Rete Elettrica Nazionale	2,691	10,862
UniCredit	25,647 a	71,596
UniCredit (Rights)	28,292 a	3,303
Unione di Banche Italiane	1,131	15,613
		555,826
Japan--6.1%
77 Bank	1,000	5,326
Acom	9	154
Advantest	300	7,382
Aeon	1,100	10,921
Aioi Insurance	1,000	4,741
Aisin Seiki	400	10,494
Ajinomoto	1,000	9,423
All Nippon Airways	2,000	5,787
Amada	1,000	6,677
Asahi Breweries	800	15,595
Asahi Glass	2,000	19,971
Asahi Kasei	2,000	9,878
Astellas Pharma	800	29,363
Bank of Kyoto	1,000	8,224
Bank of Yokohama	2,000	9,437
Benesse Holdings	100	4,184
Bridgestone	1,200	19,044
Brother Industries	600	6,489

Canon	1,900	74,041
Casio Computer	600	4,336
Central Japan Railway	3	21,938
Chiba Bank	1,000	5,994
Chubu Electric Power	1,200	30,348
Chugai Pharmaceutical	400	7,107
Chugoku Electric Power	500	9,778
Chuo Mitsui Trust Holdings	2,000	7,078
Citizen Holdings	400	2,627
Cosmo Oil	1,000	2,162
Credit Saison	400	4,973
Dai Nippon Printing	1,000	13,740
Daicel Chemical Industries	1,000	5,962
Daido Steel	1,000	3,616
Daiichi Sankyo	1,300	26,979
Daikin Industries	400	14,709
Daito Trust Construction	100	4,728
Daiwa House Industry	1,000	10,477
Daiwa Securities Group	3,000	14,893
Denki Kagaku Kogyo Kabushiki Kaisha	1,000	4,035
Denso	900	26,288
Dentsu	300	6,864
Dowa Holdings	1,000	5,506
East Japan Railway	600	40,107
Eisai	500	18,551
Electric Power Development	300	8,694
Elpida Memory	400 a	6,974
FamilyMart	200	6,298
Fanuc	300	28,497
Fast Retailing	100	16,547
Fuji Electric Holdings	2,000	3,940
Fuji Heavy Industries	1,000	4,683
FUJIFILM Holdings	800	25,514
Fujitsu	3,000	18,252
Fukuoka Financial Group	2,000	7,263
Furukawa Electric	1,000	4,812
GS Yuasa	1,000	6,359

Gunma Bank	1,000	5,123
Hachijuni Bank	1,000	5,756
Hankyu Hashin Holdings	2,000	9,214
Hirose Electric	100	10,620
Hiroshima Bank	1,000	3,936
Hisamitsu Pharmaceutical	100	3,588
Hitachi	8,000	27,300
Hitachi Construction Machinery	200	4,169
Hokkaido Electric Power	400	7,605
Hokuhoku Financial Group	3,000	6,196
Hokuriku Electric Power	400	8,633
Honda Motor	3,000	101,352
HOYA	700	18,693
Ibiden	200	6,784
IHI	4,000 a	6,132
INPEX	2	14,552
Isetan Mitsukoshi Holdings	880	8,234
Isuzu Motors	3,000	6,345
ITOCHU	3,000	23,261
J Front Retailing	1,200	5,701
Jafco	100	2,448
Japan Real Estate Investment	1	8,334
Japan Retail Fund Investment	1	4,620
Japan Steel Works	1,000	12,182
Japan Tobacco	8	28,721
JFE Holdings	900	31,108
Joyo Bank	1,000	4,042
JS Group	400	7,025
JSR	400	7,816
JTEKT	300	3,386
Jupiter Telecommunications	3	2,994
Kajima	3,000	6,249
Kaneka	1,000	6,438
Kansai Electric Power	1,400	31,781
Kao	1,000	24,063
Kawasaki Heavy Industries	3,000	7,670
Kawasaki Kisen Kaisha	2,000 a	7,075

KDDI	5	26,255
Keihin Electric Express Railway	1,000	7,672
Keio	1,000	6,267
Keyence	110	25,259
Kintetsu	3,000	10,303
Kirin Holdings	2,000	30,411
Kobe Steel	4,000	7,093
Komatsu	1,700	33,875
Konami	300	4,915
Konica Minolta Holdings	1,000	10,134
Kubota	2,000	17,823
Kuraray	500	5,786
Kurita Water Industries	200	6,160
Kyocera	300	27,679
Kyowa Hakko Kirin	371	3,850
Kyushu Electric Power	700	15,110
Lawson	100	4,519
Makita	200	6,657
Marubeni	3,000	17,318
Marui Group	600	3,705
Mazda Motor	3,000	8,053
Medipal Holdings	500	6,322
MEIJI Holdings	117 a	4,386
Minebea	1,000	5,266
Mitsubishi	2,300	55,057
Mitsubishi Chemical Holdings	2,500	10,386
Mitsubishi Electric	3,000	23,263
Mitsubishi Estate	2,000	32,349
Mitsubishi Gas Chemical	1,000	5,272
Mitsubishi Heavy Industries	5,000	17,338
Mitsubishi Materials	3,000 a	7,720
Mitsubishi Motors	6,000 a	8,236
Mitsubishi Rayon	1,000	4,129
Mitsubishi UFJ Financial Group	22,960	117,626
Mitsui & Co.	3,000	43,657
Mitsui Chemicals	2,000	5,334
Mitsui Engineering & Shipbuilding	2,000	4,803

Mitsui Fudosan	2,000	33,655
Mitsui Mining & Smelting	2,000 a	5,233
Mitsui OSK Lines	2,000	12,478
Mitsui Sumitomo Insurance Group Holdings	800	19,978
Mizuho Financial Group	24,900	47,763
Murata Manufacturing	400	21,889
Namco Bandai Holdings	500	5,016
NEC	5,000	12,829
Nidec	200	19,521
Nikon	1,000	20,368
Nintendo	200	55,686
Nippon Building Fund	1	8,854
Nippon Electric Glass	1,000	14,060
Nippon Express	2,000	8,379
Nippon Mining Holdings	2,000	8,560
Nippon Oil	2,000	9,283
Nippon Paper Group	200	5,188
Nippon Sheet Glass	1,000	2,560
Nippon Steel	9,000	32,420
Nippon Telegraph & Telephone	900	37,852
Nippon Yusen	3,000	10,354
Nipponkoa Insurance	1,000	5,745
Nishi-Nippon City Bank	2,000	5,144
Nissan Motor	4,500 a	36,232
Nisshin Seifun Group	500	6,656
Nisshin Steel	3,000	5,058
Nissin Foods Holdings	100	3,296
Nitori	50	3,773
Nitto Denko	300	11,489
Nomura Holdings	6,500	48,436
Nomura Real Estate Office Fund	1	5,756
Nomura Research Institute	200	4,458
NSK	1,000	7,188
NTN	1,000	4,290
NTT Data	2	6,189
NTT DoCoMo	28	41,671
Obayashi	2,000	7,033

Odakyu Electric Railway	1,000	8,083
OJI Paper	2,000	8,385
Omron	400	7,931
Ono Pharmaceutical	100	4,424
Oriental Land	100	6,838
ORIX	190	14,165
Osaka Gas	4,000	14,022
Panasonic	4,000	62,655
Panasonic Electric Works	1,000	10,933
Rakuten	14	11,393
Resona Holdings	1,000	12,393
Ricoh	1,000	14,184
Rohm	200	13,353
Sankyo	100	5,323
Santen Pharmaceutical	100	3,133
Sanyo Electric	3,000 a	5,028
Sapporo Hokuyo Holdings	1,300	5,246
SBI Holdings	44	8,377
Secom	400	17,836
Sega Sammy Holdings	600	6,730
Seiko Epson	300	4,941
Sekisui Chemical	1,000	6,735
Sekisui House	1,000	9,443
Seven & I Holdings	1,400	30,501
Seven Bank	1	2,080
Sharp	2,000	23,752
Shikoku Electric Power	300	8,173
Shimamura	100	8,748
Shimano	100	4,074
Shimizu	1,000	3,792
Shin-Etsu Chemical	700	36,302
Shinsei Bank	4,000 a	5,028
Shionogi & Co.	1,000	20,498
Shiseido	1,000	20,398
Shizuoka Bank	1,000	8,595
Showa Denko	4,000	8,106
Showa Shell Sekiyu	500	3,913

SMC	100	12,047
Softbank	1,400	35,487
Sojitz	2,900	5,306
Sompo Japan Insurance	2,000	13,079
Sony	1,800	59,679
Sony Financial Holdings	2	5,485
Stanley Electric	300	5,815
SUMCO	200 a	3,408
Sumitomo	2,000	22,370
Sumitomo Chemical	3,000	13,389
Sumitomo Electric Industries	1,500	19,549
Sumitomo Heavy Industries	1,000	5,084
Sumitomo Metal Industries	6,000	16,374
Sumitomo Metal Mining	1,000	13,747
Sumitomo Mitsui Financial Group	2,400	77,218
Sumitomo Realty & Development	1,000	17,635
Sumitomo Rubber Industries	600	4,677
Sumitomo Trust & Banking	3,000	16,639
Suruga Bank	1,000	8,810
Suzuken	200	6,662
Suzuki Motor	700	15,764
T & D Holdings	550	11,357
Taiheiyo Cement	3,000	3,374
Taisei	3,000	5,763
Taiyo Nippon Sanso	1,000	9,787
Takashimaya	1,000	7,271
Takeda Pharmaceutical	1,400	61,281
TDK	200	12,817
Teijin	2,000	6,023
Terumo	300	16,800
THK	200	3,925
Tobu Railway	2,000	10,684
Toho	200	3,305
Toho Gas	1,000	5,227
Tohoku Electric Power	800	16,047
Tokio Marine Holdings	1,300	34,864
Tokuyama	1,000	5,280

Tokyo Electric Power	2,200	59,081
Tokyo Electron	300	18,110
Tokyo Gas	4,000	16,133
Tokyo Tatemono	1,000	3,946
Tokyu	2,000	8,050
Tokyu Land	1,000	3,758
TonenGeneral Sekiyu	1,000	8,269
Toppan Printing	1,000	8,664
Toray Industries	2,000	10,884
Toshiba	7,000 a	38,067
Tosoh	2,000	5,109
TOTO	1,000	6,041
Toyo Seikan Kaisha	400	5,607
Toyota Industries	300	8,759
Toyota Motor	5,400	206,195
Toyota Tsusho	400	6,046
Tsumura & Co.	100	3,154
Ube Industries	3,000	7,726
UNICHARM	100	9,446
UNY	1,000	7,629
Ushio	200	3,375
West Japan Railway	3	10,302
Yahoo! Japan	31	11,685
Yakult Honsha	200	5,842
Yamada Denki	170	10,832
Yamaha	400	4,758
Yamaha Motor	400 a	5,427
Yamato Holdings	1,000	13,705
Yokogawa Electric	400	3,201
		3,938,575
Luxembourg--.2%
ArcelorMittal	1,566	60,075
Millicom International Cellular, SDR	158	11,397
SES	506	11,095
Tenaris	931	20,410
		102,977

Netherlands--.8%

Aegon	3,079 a	18,602
Akzo Nobel	417	24,964
ASML Holding	778	24,562
Corio	58	3,578
European Aeronautic Defence and Space	727	14,209
Fugro	121	7,168
Heineken	448	22,073
Heineken Holding	149	6,293
ING Groep	6,640 a	62,567
Koninklijke Ahold	2,155	27,189
Koninklijke DSM	277	12,869
KONINKLIJKE KPN	3,046	50,640
Koninklijke Philips Electronics	1,773	53,728
QIAGEN	506 a	11,042
Randstad Holding	180 a	8,620
Reed Elsevier	1,424	17,196
SBM Offshore	365	7,140
STMicroelectronics	1,303	10,603
TNT	749	21,459
Unilever	2,983	91,799
Wolters Kluwer	545	11,370
		507,671
New Zealand--.0%
Auckland International Airport	3,880 b	5,235
Contact Energy	1,211 a	4,958
Fletcher Building	1,409	7,858
Sky City Entertainment Group	1,940	4,501
Telecom Corporation of New Zealand	4,764	7,999
		30,551
Norway--.2%
DNB NOR	1,765 a	20,190
Norsk Hydro	1,213 a	8,781
Orkla	1,515	13,702
Renewable Energy	600 a	3,477
SeaDrill	548	12,480
Statoil	2,046	46,018
Telenor	1,636 a	21,429

Yara International	337	14,059
		140,136
Portugal--.1%
Banco Comercial Portugues, Cl. R	5,445	5,887
Banco Espirito Santo	905	5,279
Brisa Auto-Estradas de Portugal	388	3,696
Cimpor-Cimentos de Portugal	565	4,788
Energias de Portugal	3,114	12,352
Galp Energia, Cl. B	365	5,792
Jeronimo Martins	521	4,962
Portugal Telecom	1,144	11,876
		54,632
Singapore--.4%
Ascendas Real Estate Investment Trust	4,400	6,060
CapitaLand	4,500	12,252
CapitaMall Trust	5,000	6,003
City Developments	1,000	7,577
ComfortDelgro	5,000	5,644
Cosco Singapore	4,000	3,560
DBS Group Holdings	3,500	35,346
Flextronics International	1,658 a	10,512
Fraser and Neave	2,000	5,882
Genting Singapore	9,000 a	6,737
Golden Agri-Resources	16,640 a	6,108
Keppel	2,000	11,850
Noble Group	3,000	6,095
Oversea-Chinese Banking	5,000	29,020
SembCorp Industries	2,000	4,955
SembCorp Marine	2,000	4,688
Singapore Airlines	866	8,440
Singapore Exchange	2,000	11,326
Singapore Press Holdings	3,000	7,875
Singapore Technologies Engineering	3,000	6,555
Singapore Telecommunications	14,000	29,819
United Overseas Bank	2,000	25,817
UOL Group	2,000	5,286
Wilmar International	2,000	9,288

		266,695
Spain--1.2%
Abertis Infraestructuras	605	12,305
Acciona	39	4,694
Acerinox	312	5,873
ACS Actividades de Construccion y Servicios	261	12,285
Banco Bilbao Vizcaya Argentaria	6,531	99,470
Banco de Sabadell	1,905	10,199
Banco de Valencia	276	2,094
Banco Popular Espanol	1,602	12,229
Banco Santander	14,950	211,162
Bankinter	353	3,164
Criteria Caixacorp	1,132	5,160
EDP Renovaveis	522 a	4,498
Enagas	243	5,058
Gamesa Tecnologica	464	6,717
Gas Natural	419	8,327
Grifols	170	2,590
Iberdrola	6,758	57,588
Iberdrola Renovables	1,587	7,063
Inditex	403	25,392
Indra Sistemas	130	2,823
Mapfre	1,575	6,216
Red Electrica	222	11,170
Repsol	1,350	31,847
Telefonica	7,766	187,004
Zardoya Otis	178	3,317
		738,245
Sweden--.7%
Alfa Laval	650	8,882
Assa Abloy, Cl. B	605	10,493
Atlas Copco, Cl. A	1,316	17,922
Atlas Copco, Cl. B	708	8,577
Electrolux, Ser. B	464 a	11,073
Getinge, Cl. B	363	7,792
Hennes & Mauritz, Cl. B	932	55,240
Holmen, Cl. B	205	4,950

Husqvarna, Cl. B	1,032 a	7,113
Investor, Cl. B	891	15,768
Lundin Petroleum	619 a	4,741
Nordea Bank	5,881	54,334
Sandvik	1,813	19,800
Scania, Cl. B	672	8,350
Securitas, Cl. B	706	6,904
Skandinaviska Enskilda Banken, Cl. A	2,975 a	17,864
Skanska, Cl. B	776	12,139
SKF, Cl. B	757	11,762
SSAB, Cl. A	326	5,293
SSAB, Cl. B	264	3,931
Svenska Cellulosa, Cl. B	1,101	14,986
Svenska Handelsbanken, Cl. A	880	23,205
Swedbank, Cl. A	1,143 a	10,032
Swedish Match	493	10,408
Tele2, Cl. B	581	8,223
Telefonaktiebolaget LM Ericsson, Cl. B	5,441	53,118
TeliaSonera	4,073	27,481
Volvo, Cl. A	775	6,533
Volvo, Cl. B	1,947	16,468
		463,382
Switzerland--2.2%
ABB	4,028 a	73,307
Actelion	178 a	9,490
Adecco	241	13,107
Aryzta	202	8,051
Baloise Holding	91	7,617
BKW FMB Energie	35	2,677
Compagnie Financiere Richemont, Cl. A	948	31,976
Credit Suisse Group	2,056	89,676
GAM Holding	528	6,122
Geberit	76	13,462
Givaudan	14	11,474
Holcim	445 a	30,831
Julius Baer Group	371	12,264
Kuehne & Nagel International	100	9,711

Lindt & Spruengli-PC	3	6,530
Logitech International	438 a	7,436
Lonza Group	82	5,821
Nestle	6,352	302,456
Nobel Biocare Holding	224	6,612
Novartis	3,861	208,091
Pargesa Holding	64	5,398
Roche Holding	1,285	217,162
Schindler Holding	114	8,476
SGS	11	14,250
Sonova Holding	91	11,329
Straumann Holding	19	5,072
Swatch Group	75	3,781
Swatch Group-BR	60	15,739
Swiss Life Holding	58 a	7,332
Swiss Reinsurance	625	27,421
Swisscom	42	15,373
Syngenta	172	44,241
Synthes	117	15,015
UBS	6,499 a	84,955
Zurich Financial Services	269	57,358
		1,389,613
United Kingdom--6.0%
3i Group	1,736	7,303
Admiral Group	331	5,968
AMEC	595	7,174
Anglo American	2,403 a	87,404
Antofagasta	731	10,247
Associated British Foods	767	10,810
AstraZeneca	2,648	123,413
Autonomy	380 a	9,470
Aviva	4,962	30,732
BAE Systems	6,420	36,223
Balfour Beatty	1,187	5,037
Barclays	20,806	89,322
BG Group	6,139	112,699
BHP Billiton	4,032	118,715

BP	34,307	321,859
British Airways	1,166 a	3,812
British American Tobacco	3,654	120,771
British Land	1,615	11,221
British Sky Broadcasting Group	2,036	17,276
BT Group	13,998	30,796
Bunzl	732	7,286
Burberry Group	776	7,628
Cable & Wireless	5,272	11,900
Cadbury	2,493	33,108
Cairn Energy	2,785 a	14,389
Capita Group	1,182	13,625
Carnival	288 a	10,400
Carphone Warehouse Group	1,573	4,791
Centrica	9,306	40,047
Cobham	2,046	7,584
Compass Group	3,322	22,645
Diageo	4,571	77,140
Drax Group	839	5,517
Eurasian Natural Resources	551	7,902
Experian	1,843	17,570
Firstgroup	1,161	6,854
G4S	2,575	10,372
GlaxoSmithKline	9,489	185,182
Hammerson	1,232	7,424
Home Retail Group	1,661	6,758
HSBC Holdings	31,727	340,873
ICAP	931	5,480
Imperial Tobacco Group	1,858	60,165
Inmarsat	794	8,641
Intercontinental Hotels Group	460	6,589
International Power	2,871	14,676
Invensys	1,440	7,051
Investec	962	6,498
J Sainsbury	2,254	11,659
Johnson Matthey	385	9,008
Kazakhmys	454 a	8,672

Kingfisher	4,509	15,299
Land Securities Group	1,439	14,637
Legal & General Group	11,117	13,362
Liberty International	1,079	7,826
Lloyds Banking Group	69,346 a	56,329
London Stock Exchange Group	518	5,293
Lonmin	314 a	9,048
Man Group	3,266	12,363
Marks & Spencer Group	2,829	15,768
National Grid	4,472	45,128
Next	371	11,656
Old Mutual	10,110 a	16,697
Pearson	1,579	22,484
Petrofac	403	6,163
Prudential	4,587	41,906
Randgold Resources	168	11,636
Reckitt Benckiser Group	1,105	57,577
Reed Elsevier	2,329	18,607
Resolution	5,382 a	6,887
Rexam	1,726	8,243
Rio Tinto	2,505	120,492
Rolls-Royce Group	3,331 a	25,552
Royal Bank of Scotland Group	32,212 a	16,424
Royal Dutch Shell, Cl. A	6,484	179,344
Royal Dutch Shell, Cl. B	4,926	131,859
RSA Insurance Group	6,348	12,982
SABMiller	1,723	47,024
Sage Group	2,356	8,915
Schroders	285	5,656
Scottish & Southern Energy	1,662	31,044
Segro	1,292	6,480
Serco Group	873	6,948
Severn Trent	444	7,987
Shire	1,009	20,043
Smith & Nephew	1,700	17,145
Smiths Group	731	11,675
Standard Chartered	3,665	83,991

Standard Life	4,201	13,068
Tesco	14,483	98,202
Thomas Cook Group	1,084	3,941
Tomkins	2,022	6,067
Tui Travel	1,371	5,694
Tullow Oil	1,447	26,554
Unilever	2,347	71,756
United Utilities Group	1,206	10,350
Vedanta Resources	252	9,627
Virgin Media	563	7,989
Vodafone Group	96,168	207,103
Whitbread	332	7,419
WM Morrison Supermarkets	4,062	18,728
Wolseley	531 a	11,738
WPP	2,423	22,416
Xstrata	3,472 a	56,917
		3,845,725
United States--29.5%
3M	1,241	99,888
Abbott Laboratories	2,895	153,261
Abercrombie & Fitch, Cl. A	160	5,046
Accenture, Cl. A	1,146	46,974
ACE	625 a	30,793
Activision Blizzard	1,022 a	10,383
Adobe Systems	976 a	31,525
Advance Auto Parts	191	7,535
Advanced Micro Devices	1,129 a	8,422
AES	1,220 a	15,408
Aetna	801	24,006
Affiliated Computer Services, Cl. A	185 a	11,381
Aflac	871	42,182
AGCO	156 a	4,822
Agilent Technologies	672 a	18,836
Air Products & Chemicals	390	29,624
Airgas	137	5,789
Akamai Technologies	324 a	8,002
Alcoa	1,927	24,531

Allegheny Energy	325	6,808
Allegheny Technologies	153	6,250
Allergan	566	32,545
Alliance Data Systems	107 a	6,362
Alliant Energy	201	6,271
Allstate	1,008	30,169
Alpha Natural Resources	230 a	9,340
Altera	603	12,856
Altria Group	3,872	76,898
Amazon.com	645 a	80,889
AMB Property	252 c	6,048
Ameren	474	12,110
American Eagle Outfitters	315	5,005
American Electric Power	886	30,700
American Express	2,012	75,772
American International Group	244 a	5,912
American Tower, Cl. A	734 a	31,158
American Water Works	216	4,708
Ameriprise Financial	528	20,190
AmerisourceBergen	566	15,429
AMETEK	216	7,871
Amgen	1,900 a	111,112
Amphenol, Cl. A	312	12,430
Anadarko Petroleum	918	58,550
Analog Devices	532	14,343
Annaly Capital Management	1,003 c	17,432
AON	482	18,750
Apache	629	62,126
Apollo Group, Cl. A	252 a	15,269
Apple	1,680 a	322,761
Applied Materials	2,477	30,169
Arch Capital Group	72 a	5,150
Arch Coal	283	5,963
Archer-Daniels-Midland	1,074	32,187
Arrow Electronics	221 a	5,805
Assurant	223	7,009
AT & T	11,059	280,456

Autodesk	459 a	10,919
Automatic Data Processing	934	38,098
AutoNation	293 a	5,274
AutoZone	70 a	10,852
AvalonBay Communities	137 c	10,495
Avery Dennison	191	6,209
Avnet	304 a	8,037
Avon Products	784	23,630
Axis Capital Holdings	257	7,401
Baker Hughes	574	25,991
Ball	180	9,142
Bank of America	16,243	246,569
Baxter International	1,129	65,019
BB & T	1,268	35,339
Beckman Coulter	138	9,021
Becton, Dickinson & Co.	445	33,539
Bed Bath & Beyond	483 a	18,692
Berkshire Hathaway, Cl. B	1,040 a	79,487
Best Buy	700	25,655
Biogen Idec	536 a	28,804
BJ Services	500	10,335
Black & Decker	109	7,048
BlackRock	49	10,477
BMC Software	334 a	12,905
Boeing	1,290	78,174
BorgWarner	234 a	8,211
Boston Properties	255 c	16,542
Boston Scientific	2,978 a	25,700
Bristol-Myers Squibb	3,199	77,927
Broadcom, Cl. A	799 a	21,349
Brown-Forman, Cl. B	160	8,211
Bunge	255	14,991
Burlington Northern Santa Fe	637	63,528
C.H. Robinson Worldwide	329	18,631
C.R. Bard	187	15,500
CA	762	16,794
Cablevision Systems (NY Group), Cl. A	423	10,845

Cabot Oil & Gas	209	7,998
Calpine	686 a	7,512
Cameron International	463 a	17,436
Campbell Soup	378	12,515
Capital One Financial	858	31,626
Cardinal Health	714	23,612
CareFusion	363 a	9,347
Carmax	445 a	9,180
Carnival	867	28,897
Caterpillar	1,164	60,807
CBS, Cl. B	1,125	14,546
Celanese, Ser. A	289	8,410
Celgene	856 a	48,603
CenterPoint Energy	708	9,876
CenturyTel	583	19,828
Cephalon	140 a	8,937
Cerner	146 a	11,045
CF Industries Holdings	92	8,543
Charles River Laboratories International	116 a	4,215
Charles Schwab	1,859	34,001
Chesapeake Energy	1,132	28,051
Chevron	3,759	271,099
Chubb	651	32,550
Church & Dwight	132	7,958
CIGNA	503	16,986
Cimarex Energy	155	7,627
Cincinnati Financial	311	8,207
Cintas	277	6,955
Cisco Systems	10,810 a	242,901
Citigroup	39,819 a	132,199
Citrix Systems	333 a	13,836
Cliffs Natural Resources	261	10,427
Clorox	267	15,798
CME Group	112	32,124
Coach	629	21,940
Coca-Cola	3,908	212,009
Coca-Cola Enterprises	624	12,599

Cognizant Technology Solutions, Cl. A	578 a	25,235
Colgate-Palmolive	931	74,508
Comcast, Cl. A	3,667	58,049
Comcast, Cl. A (Special)	1,464	22,165
Comerica	306	10,560
Computer Sciences	290 a	14,877
ConAgra Foods	866	19,693
ConocoPhillips	2,637	126,576
Consol Energy	346	16,127
Consolidated Edison	543	23,751
Constellation Brands, Cl. A	362 a	5,821
Constellation Energy Group	338	10,911
Cooper Industries, Cl. A	304	13,041
Corning	2,901	52,450
Costco Wholesale	811	46,576
Covance	119 a	6,915
Coventry Health Care	297 a	6,795
Covidien	937	47,375
Crown Castle International	570 a	21,056
Crown Holdings	306 a	7,286
CSX	729	31,245
Cummins	353	15,941
CVS Caremark	2,698	87,334
D.R. Horton	490	5,777
Danaher	506	36,103
Darden Restaurants	263	9,720
DaVita	211 a	12,609
Dean Foods	332 a	5,853
Deere & Co.	788	39,361
Dell	3,277 a	42,273
Delta Air Lines	279 a	3,412
Denbury Resources	471 a	6,382
Dentsply International	288	9,657
Devon Energy	787	52,658
DeVry	129	7,877
Diamond Offshore Drilling	124	11,350
DIRECTV, Cl. A	1,695 a	51,443

Discover Financial Services	1,067	14,597
Discovery Communications, Cl. A	270 a	8,008
Discovery Communications, Cl. C	282 a	7,405
DISH Network, Cl. A	419	7,651
Dolby Laboratories, Cl. A	89 a	4,479
Dollar Tree	172 a	8,517
Dominion Resources	1,109	41,543
Dover	340	14,579
Dow Chemical	2,212	59,923
Dr. Pepper Snapple Group	462	12,779
DST Systems	83 a	3,762
DTE Energy	299	12,570
Duke Energy	2,415	39,920
Duke Realty	396 c	4,483
Dun & Bradstreet	102	8,055
E.I. du Pont de Nemours & Co.	1,687	55,013
Eastman Chemical	146	8,253
Eaton	308	18,862
Eaton Vance	238	6,857
eBay	2,045 a	47,076
Ecolab	469	20,589
Edison International	613	20,425
Edwards Lifesciences	107 a	9,589
El Paso	1,278	12,972
Electronic Arts	665 a	10,826
Eli Lilly & Co.	1,931	67,971
EMC	3,787 a	63,129
Emerson Electric	1,407	58,447
Energen	116	5,098
Energizer Holdings	129 a	7,160
Entergy	388	29,608
EOG Resources	470	42,497
EQT	254	11,181
Equifax	253	8,096
Equity Residential	504 c	16,153
Estee Lauder, Cl. A	228	11,975
Everest Re Group	102	8,745

Exelon	1,230	56,113
Expedia	324 a	6,937
Expeditors International of Washington	386	13,163
Express Scripts	485 a	40,672
Exxon Mobil	9,013	580,708
Family Dollar Stores	252	7,782
Fastenal	272	11,283
Federal Realty Investment Trust	119 c	7,661
FedEx	553	43,328
Fidelity National Financial, Cl. A	408	5,263
Fidelity National Information Services	578	13,618
Fifth Third Bancorp	1,393	17,329
First American	139	4,110
First Solar	89 a	10,084
FirstEnergy	560	24,427
Fiserv	293 a	13,197
FLIR Systems	304 a	8,992
Flowserve	115	10,370
Fluor	348	15,778
FMC	130	6,622
FMC Technologies	232 a	12,335
Ford Motor	5,310 a	57,560
Forest Laboratories	556 a	16,480
Fortune Brands	258	10,725
Foster Wheeler	254 a	7,107
FPL Group	727	35,449
Franklin Resources	304	30,105
Freeport-McMoRan Copper & Gold	769	51,285
GameStop, Cl. A	315 a	6,228
Gap	887	16,924
Garmin	255	8,239
General Dynamics	609	40,712
General Electric	19,922	320,346
General Mills	607	43,285
Genuine Parts	272	10,249
Genworth Financial, Cl. A	798 a	11,044
Genzyme	501 a	27,184

Gilead Sciences	1,691 a	81,625
Goldman Sachs Group	912	135,633
Goodrich	226	13,992
Goodyear Tire & Rubber	433 a	5,776
Google, Cl. A	453 a	239,827
H & R Block	635	13,665
H.J. Heinz	623	27,181
Halliburton	1,682	49,131
Hansen Natural	131 a	5,037
Harley-Davidson	396	9,005
Harris	226	9,700
Harsco	144	4,285
Hartford Financial Services Group	694	16,649
Hasbro	240	7,332
HCP	563 c	15,961
Health Care REIT	231 c	9,933
Helmerich & Payne	213	8,910
Henry Schein	182 a	9,837
Hershey	270	9,836
Hess	547	31,611
Hewlett-Packard	4,472	210,497
Hologic	515 a	7,761
Home Depot	3,185	89,212
Honeywell International	1,333	51,507
Hormel Foods	137	5,302
Hospira	294 a	14,888
Host Hotels & Resorts	1,289 a,c	13,663
Hudson City Bancorp	1,000	13,270
Humana	310 a	15,072
IHS, Cl. A	90 a	4,630
Illinois Tool Works	791	34,480
Illumina	248 a	9,099
IMS Health	332	7,184
Ingersoll-Rand	632	20,515
Integrys Energy	130	5,441
Intel	10,489	203,487
IntercontinentalExchange	123 a	11,744

International Business Machines	2,458	300,835
International Flavors & Fragrances	179	7,119
International Game Technology	608	11,151
International Paper	805	18,443
Interpublic Group of Cos.	828 a	5,349
Intuit	566 a	16,759
Intuitive Surgical	74 a	24,276
Invesco	852	16,443
Iron Mountain	370 a	8,458
ITT	319	15,411
ITT Educational Services	77 a	7,459
J.C. Penney	357	8,864
J.M. Smucker	216	12,975
Jacobs Engineering Group	253 a	9,561
JB Hunt Transport Services	158	4,844
Jefferies Group	239	6,104
Johnson & Johnson	5,166	324,735
Johnson Controls	1,249	34,760
Joy Global	209	9,560
JPMorgan Chase & Co.	7,382	287,455
Juniper Networks	962 a	23,886
KBR	301	5,638
Kellogg	530	28,843
KeyCorp	1,737	12,472
Kimberly-Clark	773	45,908
Kimco Realty	726 c	9,162
Kinder Morgan Management	145 a	7,832
KLA-Tencor	349	9,842
Kohl's	538 a	27,099
Kraft Foods, Cl. A	2,757	76,259
Kroger	1,221	26,166
L-3 Communications Holdings	215	17,918
Laboratory Corp. of America Holdings	206 a	14,647
Lam Research	255 a	8,418
Las Vegas Sands	702 a	10,881
Legg Mason	319	8,224
Leggett & Platt	272	4,967

Lender Processing Services	182	7,054
Leucadia National	341 a	7,615
Level 3 Communications	2,769 a	3,849
Liberty Global, Cl. A	247 a	6,269
Liberty Global, Ser. C	203 a	5,087
Liberty Media-Interactive, Cl. A	1,084 a	11,252
Liberty Property Trust	187 c	5,685
Life Technologies	323 a	16,056
Limited Brands	555	10,556
Lincoln National	551	13,544
Linear Technology	380	9,918
Lockheed Martin	609	45,383
Loews	683	24,431
Lorillard	326	24,678
Lowe's	2,767	59,906
LSI	1,233 a	6,153
Lubrizol	130	9,580
M & T Bank	162	11,948
Macy's	814	12,967
Manpower	158	8,183
Marathon Oil	1,318	39,290
Marriott International, Cl. A	556	14,584
Marsh & McLennan	1,027	22,142
Marshall & Ilsley	712	4,920
Martin Marietta Materials	101	7,997
Marvell Technology Group	960 a	16,733
Masco	726	9,845
MasterCard, Cl. A	184	45,982
Mattel	655	12,917
Maxim Integrated Products	624	10,908
McAfee	269 a	10,141
McCormick & Co.	225	8,168
McDermott International	468 a	11,054
McDonald's	2,043	127,544
McGraw-Hill	617	21,873
McKesson	494	29,057
MDU Resources Group	351	7,729

Mead Johnson Nutrition	384	17,368
MeadWestvaco	345	8,304
Medco Health Solutions	884 a	54,348
Medtronic	2,075	88,997
MEMC Electronic Materials	445 a	5,598
Merck & Co.	5,724	218,542
MetLife	1,527	53,934
Metropcs Communications	645 a	3,631
MGM MIRAGE	436 a	4,822
Microchip Technology	368	9,498
Micron Technology	1,721 a	15,007
Microsoft	15,038	423,771
Millipore	105 a	7,242
Mirant	234 a	3,292
Mohawk Industries	104 a	4,307
Molson Coors Brewing, Cl. B	276	11,592
Monsanto	1,020	77,398
Moody's	448	12,360
Morgan Stanley	2,300	61,594
Mosaic	287	15,357
Motorola	4,265 a	26,230
Murphy Oil	334	17,061
Mylan	621 a	11,321
Myriad Genetics	189 a	4,442
Nabors Industries	516 a	11,507
Nasdaq OMX Group	332 a	5,973
National Oilwell Varco	778	31,820
National Semiconductor	419	5,556
NetApp	621 a	18,090
New York Community Bancorp	658	9,890
Newell Rubbermaid	529	7,179
Newfield Exploration	273 a	13,361
Newmont Mining	893	38,274
News, Cl. A	3,391	42,761
News, Cl. B	788	11,568
NII Holdings	337 a	11,033
NIKE, Cl. B	691	44,051

NiSource	516	7,353
Noble	512	20,644
Noble Energy	342	25,287
Nordstrom	305	10,535
Norfolk Southern	684	32,189
Northeast Utilities	332	8,406
Northern Trust	406	20,511
Northrop Grumman	562	31,809
NRG Energy	457 a	11,018
NSTAR	202	6,937
Nuance Communications	393 a	5,903
Nucor	622	25,378
NVIDIA	1,009 a	15,529
NYSE Euronext	515	12,056
O'Reilly Automotive	275 a	10,395
Occidental Petroleum	1,517	118,842
Old Republic International	426	4,511
Omnicare	202	5,050
Omnicom Group	613	21,639
ONEOK	201	8,480
Oracle	7,515	173,296
Owens-Illinois	345 a	9,391
Paccar	633	22,807
Pactiv	242 a	5,457
Pall	237	8,169
Parker Hannifin	296	16,549
PartnerRe	114	8,503
Patterson	217 a	6,198
Patterson-UTI Energy	366	5,622
Paychex	636	18,438
Peabody Energy	527	22,197
Pentair	186	5,680
People's United Financial	715	11,562
Pepco Holdings	419	6,880
Pepsi Bottling Group	285	10,602
PepsiAmericas	158	4,590
PepsiCo	2,918	173,971

Perrigo	134	5,934
PetroHawk Energy	577 a	12,884
PetSmart	229	5,897
Pfizer	15,116	282,065
PG & E	735	31,046
Pharmaceutical Product Development	185	4,322
Philip Morris International	3,623	164,883
Pinnacle West Capital	192	6,877
Pioneer Natural Resources	230	10,115
Pitney Bowes	421	8,807
Plains Exploration & Production	227 a	7,570
Plum Creek Timber	278 c	10,055
PNC Financial Services Group	860	47,670
Polo Ralph Lauren	107	8,774
PPG Industries	304	17,839
PPL	743	21,911
Praxair	572	43,083
Precision Castparts	260	27,365
Priceline.com	74 a	14,456
Pride International	356 a	10,538
Principal Financial Group	663	15,282
Procter & Gamble	5,472	336,802
Progress Energy	553	21,550
Progressive	1,281	21,239
ProLogis	906 c	11,416
Prudential Financial	859	42,941
Public Service Enterprise Group	1,003	30,682
Public Storage	232 c	18,370
Pulte Homes	591 a	6,217
QUALCOMM	3,112	121,959
Quanta Services	378 a	6,887
Quest Diagnostics	291	16,200
Questar	318	13,191
Qwest Communications International	3,167	13,333
R.R. Donnelley & Sons	415	8,225
Ralcorp Holdings	107 a	6,613
Range Resources	286	13,156

Rayonier	146 c	6,123
Raytheon	725	38,012
Red Hat	386 a	10,507
Regency Centers	206 c	6,899
Regions Financial	2,243	14,243
RenaissanceRe Holdings	125	6,772
Republic Services	743	19,905
Reynolds American	322	17,130
Robert Half International	274	7,376
Rockwell Automation	292	14,086
Rockwell Collins	288	15,319
Roper Industries	183	9,165
Ross Stores	216	9,921
Rowan	271 a	5,821
Royal Caribbean Cruises	221 a	5,766
Safeway	798	17,915
SAIC	368 a	6,745
Salesforce.com	203 a	12,901
SanDisk	458 a	11,642
Sara Lee	1,207	14,653
SBA Communications, Cl. A	191 a	6,320
SCANA	233	8,297
Schlumberger	2,243	142,341
Scripps Networks Interactive, Cl. A	179	7,643
Seagate Technology	914	15,291
Sealed Air	291	5,773
Sears Holdings	118 a	11,007
SEI Investments	337	5,968
Sempra Energy	460	23,345
Sherwin-Williams	188	11,910
Sigma-Aldrich	208	9,953
Simon Property Group	531 c	38,232
SLM	821 a	8,645
Smith International	468	14,190
Southern	1,485	47,520
Southwest Airlines	263	2,980
Southwestern Energy	682 a	29,244

Spectra Energy	1,276	27,115
Sprint Nextel	5,370 a	17,614
SPX	89	4,845
St. Jude Medical	687 a	25,921
Stanley Works	131	6,714
Staples	1,342	31,483
Starbucks	1,369 a	29,831
Starwood Hotels & Resorts Worldwide	322 c	10,729
State Street	931	39,921
Stericycle	162 a	8,575
Stryker	590	30,633
Sunoco	198	4,968
SunPower, Cl. A	123 a	2,508
SunPower, Cl. B	78 a	1,448
SunTrust Banks	993	24,160
SUPERVALU	362	5,325
Symantec	1,511 a	25,611
Synopsys	266 a	5,658
SYSCO	1,109	31,041
T. Rowe Price Group	479	23,768
Target	1,334	68,394
TD Ameritrade Holding	557 a	9,892
Telephone & Data Systems	80	2,524
Teradata	352 a	9,845
Texas Instruments	2,354	52,965
Textron	542	10,585
TFS Financial	198	2,546
Thermo Fisher Scientific	759 a	35,028
Tiffany & Co.	251	10,193
Time Warner	2,221	60,966
Time Warner Cable	697	30,382
TJX	787	29,914
Toll Brothers	239 a	4,414
Torchmark	166	7,453
Total System Services	300	4,293
Transatlantic Holdings	93	4,621
Transocean	598 a	50,674

Travelers	1,059	53,660
Tyco Electronics	907	22,566
Tyco International	882 a	31,249
Tyson Foods, Cl. A	547	7,560
U.S. Bancorp	3,576	89,686
Ultra Petroleum	276 a	12,679
Union Pacific	944	57,112
United Parcel Service, Cl. B	1,313	75,852
United States Steel	290	12,885
United Technologies	1,673	112,894
UnitedHealth Group	2,172	71,676
Unum Group	602	11,781
Urban Outfitters	254 a	8,019
URS	153 a	6,867
Valero Energy	1,039	19,138
Validus Holdings	173	4,584
Varian Medical Systems	215 a	10,812
Ventas	285 c	12,027
VeriSign	389 a	8,912
Verizon Communications	5,320	156,514
Vertex Pharmaceuticals	331 a	12,710
VF	189	13,614
Viacom, Cl. B	1,020 a	29,723
Visa, Cl. A	859	70,464
VMware, Cl. A	115 a	5,222
Vornado Realty Trust	296 c	19,145
Vulcan Materials	250	11,048
W.R. Berkley	289	7,031
W.W. Grainger	132	13,105
Wal-Mart Stores	4,381	234,077
Walgreen	1,859	67,017
Walt Disney	3,418	101,002
Warner Chilcott, Cl. A	230 a	6,286
Washington Post, Cl. B	13	5,650
Waste Management	926	29,678
Waters	161 a	9,174
Watson Pharmaceuticals	186 a	7,137

Weatherford International	1,332 a	20,886
WellPoint	886 a	56,456
Wells Fargo & Co.	9,103	258,798
Western Digital	414 a	15,728
Western Union	1,286	23,842
Weyerhaeuser	389	15,521
Whirlpool	149	11,202
White Mountains Insurance Group	14	4,486
Whole Foods Market	283 a	7,703
Williams	1,150	23,966
Willis Group Holdings	338	8,866
Windstream	881	9,083
Wisconsin Energy	238	11,648
Wynn Resorts	157	9,715
Xcel Energy	840	17,455
Xerox	1,585	13,821
Xilinx	501	11,814
XL Capital, Cl. A	694	11,638
XTO Energy	1,027	45,773
Yahoo!	2,483 a	37,270
Yum! Brands	866	29,626
Zimmer Holdings	423 a	23,823
		18,904,810
Total Common Stocks
(cost $44,637,307)		36,635,121

Preferred Stocks--.1%
Germany
Fresenius	167	11,408
Henkel & Co.	327	16,671
Porsche Automobil Holding	161	9,150
RWE	99	8,048
Volkswagen	213	17,251
Total Preferred Stocks
(cost $47,879)		62,528

	Principal

Short-Term Investments--24.3%	Amount ($)	Value ($)
U.S. Government Agencies--15.2%
Federal Home Loan Mortgage Corp.
0.05%, 2/1/10	1,000,000 d	1,000,000
Federal Home Loan Mortgage Corp.
0.06%, 2/22/10	1,000,000 d	999,971
Federal Home Loan Mortgage Corp.
0.07%, 3/9/10	1,000,000 d	999,930
Federal Home Loan Mortgage Corp.
0.09%, 2/8/10	2,240,000 d	2,239,978
Federal Home Loan Mortgage Corp.
0.09%, 4/22/10	1,000,000 d	999,867
Federal Home Loan Mortgage Corp.
0.11%, 3/22/10	500,000 d	499,925
Federal National Mortgage Association
0.05%, 2/1/10	1,000,000 d	1,000,000
Federal National Mortgage Association
0.06%, 2/23/10	300,000 d	299,989
Federal National Mortgage Association
0.06%, 3/3/10	500,000 d	499,979
Federal National Mortgage Association
0.08%, 2/5/10	200,000 d	199,998
Federal National Mortgage Association
0.09%, 3/10/10	1,000,000 d	999,902
		9,739,539
U.S. Treasury Bills--9.1%
0.02%, 3/11/10	2,090,000 e	2,089,946
0.04%, 2/18/10	2,260,000	2,259,995
0.06%, 4/29/10	1,500,000	1,499,765
		5,849,706
Total Short-Term Investments
(cost $15,589,100)		15,589,245

	Face Amount
	Covered by
Options--.7%	Contracts ($)	Value ($)
Call Options

Euro Bond,
February 2010 @ 113
(cost $389,464)	30,000 [a]	432,831

Other Investment--13.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $8,602,000)	8,602,000 [f]	8,602,000

Total Investments (cost $69,265,750)	95.6%	61,321,725
Cash and Receivables (Net)	4.4%	2,791,934
Net Assets	100.0%	64,113,659

BR - Bearer Certificate
CDI - Chess Depository Interest
PC - Participation Certificate
PPS - Price Protected Shares
REIT - Real Estate Investment Trust
RSP - Risparmio (Savings) Shares
SDR- Swedish Depository Receipts
STRIP - Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b	The value of this security has been determined in good faith under the direction of the Board of Directors.
c	Investment in real estate investment trust.
d

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

e	Held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $69,265,750.

Net unrealized depreciation on investments was $7,944,025 of which $2,901,395 related to appreciated investment securities and $10,845,420 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
January 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2010 ($)
Financial Futures Long
10 Year Long Gilt	39	7,228,055	March 2010	35,352
Amsterdam Exchanges Index	3	272,833	February 2010	(3,596)
Australian 10 Year Bond	4	370,602	March 2010	659
CAC 40 10 Euro	90	4,676,697	February 2010	(319,048)
Canadian 10 Year Bond	18	2,040,901	March 2010	18,869
Dax Index	3	584,561	March 2010	(29,892)
FTSE 100 Index	25	2,062,502	March 2010	(19,979)
FTSE/MIB Index	4	607,659	March 2010	(26,878)
IBEX 35 Index	12	1,822,309	February 2010	(172,621)
Japanese 10 Year Mini Bond	35	5,385,417	March 2010	(8,947)
S & P/Toronto Stock Exchange 60 Index	18	2,185,340	March 2010	(88,722)
U.S. Treasury 10 Year Notes	143	16,896,344	March 2010	102,312
Financial Futures Short
Euro-Bond 10 Year	2	(342,984)	March 2010	(5,907)
Hang Seng Index	2	(260,150)	February 2010	3,647
Japanese 10 Year Bond	11	(16,928,024)	March 2010	(3,807)
S & P 500 Emini	61	(3,264,720)	March 2010	101,279
SPI 200 Index	11	(1,111,195)	March 2010	25,137
Topix Index	35	(3,453,477)	March 2010	(9,444)

Gross Unrealized Appreciation				287,255
Gross Unrealized Depreciation				(688,841)

At January 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation
Forward Foreign Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 1/31/2010 ($)
Purchases:
Australian Dollar, expiring 3/17/2010	7,766,974	6,981,927	6,836,198	(145,729)
Australian Dollar, expiring 3/17/2010	412,200	371,187	362,803	(8,384)
Australian Dollar, expiring 3/17/2010	45,800	41,106	40,311	(795)
Australian Dollar, expiring 3/17/2010	458,000	411,156	403,115	(8,041)
Australian Dollar, expiring 3/17/2010	201,800	179,876	177,617	(2,259)
Australian Dollar, expiring 3/17/2010	807,200	719,502	710,467	(9,035)
British Pound, expiring 3/17/2010	520,000	832,483	830,930	(1,553)
British Pound, expiring 3/17/2010	780,000	1,248,724	1,246,395	(2,329)
British Pound, expiring 3/17/2010	952,700	1,523,802	1,522,359	(1,443)
British Pound, expiring 3/17/2010	195,300	312,374	312,078	(296)
British Pound, expiring 3/17/2010	760,900	1,230,391	1,215,874	(14,517)
British Pound, expiring 3/17/2010	326,100	527,310	521,089	(6,221)
British Pound, expiring 3/17/2010	734,400	1,192,099	1,173,529	(18,570)
British Pound, expiring 3/17/2010	183,600	298,174	293,382	(4,792)
British Pound, expiring 3/17/2010	340,800	557,661	544,578	(13,083)
British Pound, expiring 3/17/2010	1,363,200	2,230,645	2,178,314	(52,331)
British Pound, expiring 3/17/2010	1,099,500	1,789,574	1,756,937	(32,637)
British Pound, expiring 3/17/2010	439,800	715,779	702,774	(13,005)
British Pound, expiring 3/17/2010	659,700	1,073,669	1,054,162	(19,507)
British Pound, expiring 3/17/2010	1,090,500	1,770,190	1,742,556	(27,634)
British Pound, expiring 3/17/2010	363,500	587,068	580,852	(6,216)
British Pound, expiring 3/17/2010	281,000	453,306	449,021	(4,285)
Canadian Dollar, expiring 3/17/2010	207,500	195,023	194,050	(973)
Euro, expiring 3/17/2010	14,180	20,341	19,658	(683)
Euro, expiring 3/17/2010	522,000	728,639	723,669	(4,970)
Japanese Yen, expiring 3/17/2010	325,301,343	3,630,717	3,604,452	(26,265)
Japanese Yen, expiring 3/17/2010	207,677,405	2,351,034	2,301,138	(49,896)
Japanese Yen, expiring 3/17/2010	159,893,225	1,819,518	1,771,673	(47,845)
Japanese Yen, expiring 3/17/2010	42,296,800	465,097	468,663	3,566
Japanese Yen, expiring 3/17/2010	18,127,200	199,328	200,856	1,528
Japanese Yen, expiring 3/17/2010	33,229,000	368,148	368,189	41
Japanese Yen, expiring 3/17/2010	99,687,000	1,105,300	1,104,567	(733)
New Nealand Dollar, expiring 3/17/2010	3,956,978	2,798,593	2,767,436	(31,157)
New Nealand Dollar, expiring 3/17/2010	970,450	687,070	678,715	(8,355)
Norwegian Krone, expiring 3/17/2010	1,927,550	332,906	324,690	(8,216)
Norwegian Krone, expiring 3/17/2010	5,627,500	961,404	947,937	(13,467)
Norwegian Krone, expiring 3/17/2010	562,750	96,267	94,794	(1,473)
Norwegian Krone, expiring 3/17/2010	5,064,750	868,671	853,144	(15,527)

Norwegian Krone, expiring 3/17/2010	1,585,000	268,343	266,989	(1,354)
Swiss Franc, expiring 3/17/2010	135,248	130,245	127,540	(2,705)
Swiss Franc, expiring 3/17/2010	641,000	616,566	604,469	(12,097)
Sales:		Proceeds ($)
Australian Dollar, expiring 2/2/2010	147,834	132,631	131,402	1,229
Australian Dollar, expiring 3/17/2010	88,000	79,182	77,454	1,728
British Pound, expiring 2/2/2010	195,552	315,559	313,354	2,205
British Pound, expiring 3/17/2010	9,153,614	14,920,391	14,626,943	293,448
British Pound, expiring 3/17/2010	823,344	1,335,061	1,315,656	19,405
British Pound, expiring 3/17/2010	318,600	517,850	509,104	8,746
British Pound, expiring 3/17/2010	354,000	574,072	565,672	8,400
British Pound, expiring 3/17/2010	35,400	57,397	56,567	830
Canadian Dollar, expiring 3/17/2010	232,010	219,830	216,971	2,859
Canadian Dollar, expiring 3/17/2010	91,500	85,737	85,569	168
Canadian Dollar, expiring 3/17/2010	195,600	188,350	182,921	5,429
Canadian Dollar, expiring 3/17/2010	456,400	439,484	426,816	12,668
Canadian Dollar, expiring 3/17/2010	150,000	145,191	140,277	4,914
Canadian Dollar, expiring 3/17/2010	600,000	580,763	561,108	19,655
Canadian Dollar, expiring 3/17/2010	351,000	334,919	328,248	6,671
Canadian Dollar, expiring 3/17/2010	210,600	200,951	196,949	4,002
Canadian Dollar, expiring 3/17/2010	140,400	133,967	131,299	2,668
Canadian Dollar, expiring 3/17/2010	1,021,500	965,146	955,286	9,860
Canadian Dollar, expiring 3/17/2010	340,500	321,481	318,429	3,052
Danish Krone, expiring 2/2/2010	117,609	22,054	21,954	100
Euro, expiring 2/1/2010	82,645	115,372	114,872	500
Euro, expiring 2/2/2010	269,256	375,881	374,253	1,628
Euro, expiring 3/17/2010	671,000	975,170	930,234	44,936
Euro, expiring 3/17/2010	586,000	838,138	812,395	25,743
Euro, expiring 3/17/2010	879,000	1,257,207	1,218,592	38,615
Euro, expiring 3/17/2010	525,600	762,255	728,660	33,595
Euro, expiring 3/17/2010	328,500	462,901	455,413	7,488
Euro, expiring 3/17/2010	547,500	771,817	759,021	12,796
Euro, expiring 3/17/2010	219,000	308,600	303,608	4,992
Euro, expiring 3/17/2010	317,250	448,728	439,816	8,912
Euro, expiring 3/17/2010	951,750	1,346,174	1,319,448	26,726
Hong Kong Dollar, expiring 2/1/2010	290,528	37,404	37,411	(7)
Japanese Yen, expiring 2/2/2010	32,748,435	364,155	361,242	2,913
Japanese Yen, expiring 3/17/2010	97,602,500	1,091,110	1,081,470	9,640
New Nealand Dollar, expiring 3/17/2010	618,000	442,287	432,217	10,070
Norwegian Krone, expiring 2/2/2010	55,074	9,343	9,345	(2)
Singapore Dollar, expiring 2/2/2010	31,641	22,547	22,541	6
Swedish Krona, expiring 2/2/2010	277,559	37,814	37,807	7
Swedish Krona, expiring 3/17/2010	11,904,214	1,677,094	1,611,230	65,864
Swedish Krona, expiring 3/17/2010	1,329,750	183,650	179,981	3,669
Swedish Krona, expiring 3/17/2010	443,250	61,368	59,994	1,374

Swiss Franc, expiring 2/2/2010	131,544	124,888	124,793	95
Swiss Franc, expiring 3/17/2010	1,224,800	1,193,798	1,154,997	38,801
Swiss Franc, expiring 3/17/2010	410,250	394,653	386,869	7,784
Swiss Franc, expiring 3/17/2010	136,750	131,322	128,956	2,366
Swiss Franc, expiring 3/17/2010	1,088,800	1,038,645	1,026,748	11,897

Gross Unrealized Appreciation				773,589
Gross Unrealized Depreciation				(618,387)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	18,904,810	-	-	18,904,810
Equity Securities - Foreign+	21,804	17,771,035	-	17,792,839
U.S. Treasury	-	5,849,706	-	5,849,706
U.S. Government	-	9,739,539	-	9,739,539
Agencies/Mortgage-Backed
Mutual Funds	8,602,000	-	-	8,602,000
Other Financial Instruments++	720,086	773,589	-	1,493,675
Liabilities ($)
Other Financial Instruments++	(688,841)	(618,387)	-	(1,307,228)

+ See Statement of Investments for country classification.

++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk and including equity risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.

The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund writes (sells) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 23, 2010

EXHIBIT INDEX

               (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)